UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois, 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary, 333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund

November 30, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Consumer Staples - 3.0%

$3,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	6/12 at 100.00	Baa3	$3,228,540

5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33	6/13 at 100.00	BBB	4,876,700

	Education and Civic Organizations - 1.0%

1,500	California Statewide Community Development Authority, Certificates of Participation, San Diego Space and Science Foundation, Series 1996, 7.500%, 12/01/26	12/06 at 105.00	N/R	1,539,705

1,000	University of California, Certificates of Participation, San Diego and Sacramento Campus Projects, Series 2002A, 5.250%, 1/01/22	1/10 at 101.00	Aa2	1,048,900

	Healthcare - 6.7%

6,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30	12/09 at 101.00	A3	6,406,860

3,635	California Health Facilities Financing Authority, Insured Loan Program Small Facilities Revenue Bonds, Series 1994B, 7.500%, 4/01/22	4/05 at 102.00	A	3,762,552

3,370	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15	5/05 at 100.00	BB+	3,266,271

1,735	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of Central California, Series 1993, 5.000%, 2/01/23	2/05 at 100.00	Baa2	1,669,538

1,000	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of Central California, Series 2001, 5.625%, 2/01/21	2/11 at 101.00	Baa2	1,020,590

1,700	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 1993A, 6.000%, 12/01/06	12/04 at 101.00	BB+	1,722,100

	Housing/Multifamily - 2.9%

1,950	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue Refunding Bonds, United Dominion/2000 Post Apartments, Series 2000B, 6.250%, 8/15/30 (Mandatory put 8/15/08)	No Opt. Call	Baa2	2,120,918

2,905	California Statewide Community Development Authority, FHA-Insured Senior Lien Multifamily Housing Revenue Bonds, Monte Vista Terrace, Series 1996A, 6.375%, 9/01/20	6/06 at 100.00	AAA	2,971,641

2,080	Salinas, California, GNMA Collateralized Housing Facility Revenue Refunding Bonds, Villa Serra Project, Series 1994A, 6.500%, 7/20/17	1/05 at 102.00	AAA	2,124,533

470	Santa Cruz County Housing Authority, California, FNMA Collateralized Multifamily Housing Refunding Revenue Bonds, Series 1990A, 7.750%, 7/01/23	1/05 at 100.00	AAA	470,945

	Housing/Single Family - 3.1%

325	California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 1997A, 7.000%, 9/01/29 (Alternative Minimum Tax)	No Opt. Call	AAA	325,978

7,815	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2000C, 6.150%, 12/01/27	6/05 at 101.00	Aa2	8,012,954

65	San Bernardino County, California, Mortgage-Backed Securities Program Single Family Home Mortgage Revenue Bonds, Series 1997A, 0.000%, 5/01/31 (Alternative Minimum Tax)	5/07 at 22.57	AAA	12,709

	Industrials - 0.7%

1,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 4.100%, 9/01/14 (Alternative Minimum Tax) (Mandatory put 9/01/09)	No Opt. Call	BBB	1,013,450

750	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Alternative Minimum Tax) (Mandatory put 12/01/17)	No Opt. Call	BBB+	775,388

	Long-Term Care - 4.8%

	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Elder Care Alliance of Union City, Series 2004:
1,850	5.400%, 8/15/24	8/14 at 100.00	A	1,911,254
2,130	5.600%, 8/15/34	8/14 at 100.00	A	2,209,406

4,250	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation, American Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27	10/07 at 102.00	BB+	4,026,535

2,500	California Statewide Communities Development Authority, Certificates of Participation, Solheim Lutheran Home, Series 1994, 6.500%, 11/01/17	5/05 at 102.00	A	2,557,250

2,000	Chico Redevelopment Agency, California, Insured Certificates of Participation, Sierra Sunrise Lodge, Walker Senior Housing Corporation VII, Series 1991A, 6.750%, 2/01/21	2/05 at 100.00	A	2,006,400

	Tax Obligation/General - 15.3%

8,500	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27 - MBIA Insured	3/10 at 101.00	AAA	9,285,485

3,335	California, General Obligation Bonds, Derivative Tax Exempt Receipts, Series 245, 14.098%, 2/01/15 (IF)	No Opt. Call	AAA	5,116,524

	California, General Obligation Bonds, Series 2004:
2,500	5.000%, 2/01/20	2/14 at 100.00	A	2,616,825
1,000	5.000%, 4/01/21	4/14 at 100.00	A	1,041,200
6,000	5.125%, 4/01/23	4/14 at 100.00	A	6,243,480

	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2004A:
1,000	5.500%, 7/01/22 - FGIC Insured	7/14 at 100.00	AAA	1,106,260
1,500	5.500%, 7/01/24 - FGIC Insured	7/14 at 100.00	AAA	1,644,450

1,035	Escondido Union School District, San Diego County, California, General Obligation Bonds, Series 2002A, 5.250%, 8/01/23 - FSA Insured	8/12 at 100.00	AAA	1,099,915

6,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.000%, 7/01/22 - FSA Insured	7/13 at 100.00	AAA	6,278,940

2,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2003A, 5.000%, 9/01/26 - FGIC Insured	9/13 at 100.00	AAA	2,047,560

2,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998, Series 2000B, 5.125%, 7/01/22 - MBIA Insured	7/10 at 100.00	AAA	2,080,580

2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2003B, 5.000%, 8/01/20 - FSA Insured	8/11 at 101.00	AAA	2,105,880

	Tax Obligation/Limited - 21.4%

	California, Economic Recovery Revenue Bonds, Series 2004A:
3,500	5.000%, 7/01/15	7/14 at 100.00	AA-	3,809,750
2,500	5.000%, 7/01/16	7/11 at 100.00	AA-	2,645,625

2,500	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25	12/13 at 102.00	A-	2,610,200

2,000	La Mirada Redevelopment Agency, California, Special Tax Refunding Bonds, Community Facilities District 89-1, Civic Theatre Project, Tax Increment Contribution, Series 1998, 5.700%, 10/01/20	10/08 at 102.00	N/R	2,047,100

2,500	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing Program, Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/22 - FSA Insured	9/13 at 100.00	AAA	2,608,375

1,000	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A, 5.700%, 9/02/18	3/05 at 103.00	N/R	1,035,990

	Moreno Valley Unified School District, Riverside County, California, Community Facilities District Special Tax Bonds, Series 2004:
805	5.550%, 9/01/29	9/05 at 102.00	N/R	793,738
1,250	5.650%, 9/01/34	9/05 at 102.00	N/R	1,234,788

1,040	Nevada County, California, Refunding Certificates of Participation, Series 2001, 5.250%, 10/01/13 - MBIA Insured	10/11 at 100.00	Aaa	1,148,950

5,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District Redevelopment Project, Series 2003, 5.500%, 9/01/15 - FGIC Insured	3/13 at 100.00	AAA	5,565,150

805	Ontario, San Bernardino County, California, Limited Obligation Improvement Bonds, Assessment District 100C, California Commerce Center Phase III, Series 1991, 8.000%, 9/02/11	3/05 at 103.00	N/R	836,548

2,250	Orange County, California, Special Tax Bonds, Community Facilities District 99-1 of Ladera Ranch, Series 1999A, 6.700%, 8/15/29	8/09 at 102.00	N/R	2,535,683

2,000	Poway, California, Community Facilities District 88-1, Special Tax Refunding Bonds, Parkway Business Centre, Series 1998, 6.750%, 8/15/15	8/08 at 102.00	N/R	2,246,200

1,645	Rancho Cucamoga, California, Masi Plaza Assessment District 93-1, Limited Obligation Improvement Bonds, Series 1997, 6.250%, 9/02/22	3/05 at 102.00	N/R	1,681,782

2,000	Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project, Series 1999A, 5.900%, 3/20/29	3/09 at 102.00	N/R	1,931,040

1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 - AMBAC Insured	No Opt. Call	AAA	1,132,640

500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	AA-	547,865

995	Sacramento County, California, Laguna Creek Ranch/Elliott Ranch Community Facilities District 1, Improvement Area 1 Special Tax Refunding Bonds, Laguna Creek Ranch, Series 1997, 5.700%, 12/01/20	12/07 at 102.00	N/R	1,015,567

2,000	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	7/08 at 102.00	N/R	2,020,920

2,880	San Francisco Redevelopment Agency, California, Lease Revenue Bonds, Moscone Convention Center, Series 2004, 5.250%, 7/01/24 - AMBAC Insured	7/11 at 102.00	AAA	3,047,443

7,090	San Marcos Redevelopment Agency, California, Tax Allocation Bonds, 1997 Affordable Housing Project, Series 1997A, 6.000%, 10/01/27 (Alternative Minimum Tax)	10/07 at 102.00	A	7,536,741

4,000	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition Project, Series 1997A, 6.050%, 1/01/17	1/07 at 101.00	A-	4,234,000

1,025	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%, 9/01/23 - FGIC Insured	9/14 at 100.00	AAA	1,098,031

2,000	Taft Public Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition, Series 1997A, 6.050%, 1/01/17	1/07 at 101.00	A-		2,117,000

1,350	Vallejo Public Financing Authority, California, Limited Obligation Revenue Refinancing Bonds, Fairgrounds Drive Assessment District, Series 1998, 5.700%, 9/02/11	No Opt. Call	N/R		1,421,429

	Transportation - 10.1%

3,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2001D, 5.000%, 4/01/16	4/11 at 100.00	AA		3,204,000

4,460	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 - FSA Insured	7/13 at 100.00	AAA		4,668,327

2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35	1/10 at 100.00	BBB-		1,782,500

2,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 0.000%, 1/15/28	1/14 at 101.00	BBB-		2,130,783

	Port of Oakland, California, Revenue Bonds, Series 2000K:
2,000	5.500%, 11/01/09 (Alternative Minimum Tax) - FGIC Insured	No Opt. Call	AAA		2,209,800

4,000	5.750%, 11/01/29 (Alternative Minimum Tax) - FGIC Insured	5/10 at 100.00	AAA		4,246,400

5,500	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/19 - FGIC Insured	11/12 at 100.00	AAA		5,939,670

2,475	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 - MBIA Insured	5/12 at 100.00	AAA		2,626,643

	U.S. Guaranteed *** - 5.3%

500	California Educational Facilities Authority, Revenue Bonds, Pooled College and University Projects, Southern California College of Optometry, Series 1997B, 6.300%, 4/01/21 (Pre-refunded to 4/01/07)	4/07 at 102.00	Baa2	***	553,905

3,115	California Educational Facilities Authority, Revenue Bonds, Pooled College and University Projects, Series 2000C, 6.750%, 6/01/30	6/10 at 101.00	Baa3	***	3,689,219

2,405	Los Angeles Harbors Department, California, Revenue Bonds, Issue of 1988, 7.600%, 10/01/18	No Opt. Call	AAA		3,037,178

5,987	Merced Irrigation District, California, Subordinated Revenue Certificates of Participation, Electric System Project, Series 2000, 7.450%, 3/01/18 (Pre-refunded to 3/01/08)	3/08 at 102.00	AAA		6,896,605

	Utilities - 15.8%

1,415	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds, Series 2004, 5.250%, 10/01/18 - MBIA Insured	10/14 at 100.00	AAA		1,552,156

875	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of Riverside, Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#	7/07 at 102.00	N/R		113,741

4,500	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18	5/12 at 101.00	A2		4,777,740

6,420	California Department of Water Resources, Power Supply Revenue Bonds, RITES PA-1120R, Series 2003, 12.684%, 5/01/14 (IF) - AMBAC Insured	5/12 at 101.00	AAA		8,951,727

3,000	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18	12/04 at 102.00	N/R		2,576,160

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1:
5,000	5.250%, 7/01/15	7/11 at 100.00	AA-		5,437,000
10,000	5.250%, 7/01/21 - FSA Insured	7/11 at 100.00	AAA		10,711,700

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/21 - MBIA Insured	7/13 at 100.00	AAA		526,170

3,405	Merced Irrigation District, California, Revenue Refunding Bonds, Electric System Project, Series 2001, 6.850%, 9/01/36	9/05 at 102.00	Baa3		3,515,867

3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/10 at 101.00	Baa3	3,744,824

	Water and Sewer - 9.1%

6,080	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2002Z, 5.000%, 12/01/17 - FGIC Insured	12/12 at 100.00	AAA	6,477,875

1,270	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2003Y, 5.250%, 12/01/16 - FGIC Insured	6/13 at 100.00	AAA	1,394,511

2,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 (DD, settling 12/01/04) - FSA Insured	10/13 at 100.00	AAA	2,133,040

1,680	Castaic Lake Water Agency, California, Revenue Certificates of Participation, Series 2004A, 5.000%, 8/01/20 - AMBAC Insured	8/14 at 100.00	AAA	1,779,641

5,250	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds, Series 2001A, 5.125%, 7/01/41	7/11 at 100.00	AA	5,305,283

1,500	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series 2004B-3, 5.000%, 10/01/29 - MBIA Insured	10/14 at 100.00	AAA	1,524,975

1,190	Pasadena, California, Water Revenue Refunding Bonds, Series 2003, 5.000%, 6/01/20 - FGIC Insured	6/13 at 100.00	AAA	1,258,794

1,670	Sacramento County Sanitation District Financing Authority, California, Sacramento Regional County Sanitation District, Residual Interest Certificates, Series 694R-A, 13.469%, 12/01/10 (IF)	12/10 at 101.00	AA	2,367,123

1,385	Sacramento County Sanitation District Financing Authority, California, Sacramento Regional County Sanitation District, Residual Interest Certificates, Series 694R-B, 11.821%, 12/01/11 (IF)	12/10 at 101.00	AA	1,838,670

$247,837	Total Long-Term Investments (cost $252,838,170) - 99.2%			263,622,798

	Other Assets Less Liabilities - 0.8%			2,201,706

	Net Assets - 100%			$265,824,504

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***    Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

#        Non-income producing security. On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly.

	N/R Investment is not rated.
	(DD) Security purchased on a delayed delivery basis.
	(IF) Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2004, the cost of investments was $253,005,424.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004, were as follows:

Gross unrealized:
Appreciation	$12,583,910
Depreciation	(1,966,536)

Net unrealized appreciation of investments	$10,617,374

Portfolio of Investments (Unaudited)

Nuveen California Insured Municipal Bond Fund

November 30, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Education and Civic Organizations - 2.9%

$2,125	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured	3/08 at 102.00	Aaa	$2,229,316

5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured	11/11 at 101.00	AAA	5,164,900

	Healthcare - 2.4%

2,000	Antelope Valley Healthcare District, California, Insured Revenue Refunding Bonds, Series 1997A, 5.200%, 1/01/27 - FSA Insured	1/08 at 102.00	AAA	2,065,680

4,000	California Statewide Community Development Authority, Certificates of Participation, Sutter Health Obligated Group, Series 1999, 5.500%, 8/15/31 - FSA Insured	8/09 at 101.00	AAA	4,265,560

	Housing/Multifamily - 4.5%

4,180	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 (Alternative Minimum Tax) - AMBAC Insured	12/11 at 100.00	AAA	4,259,169

3,865	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.400%, 1/20/31 (Alternative Minimum Tax)	7/11 at 102.00	AAA	3,990,458

1,980	Napa, California, Mortgage Revenue Refunding Bonds, FHA-Insured Mortgage Loan - Creekside Park II Apartments Project, Series 1994A, 6.625%, 7/01/25 - MBIA Insured	1/05 at 101.00	AAA	1,999,325

1,285	Santa Cruz County Housing Authority, California, GNMA Collateralized Multifamily Housing Revenue Bonds, Northgate Apartments, Series 1999A, 5.500%, 7/20/40 (Alternative Minimum Tax)	7/09 at 102.00	AAA	1,316,817

	Housing/Single Family - 10.1%

345	California Housing Finance Agency, Single Family Mortgage Bonds II, Series 1997A-1, 6.050%, 8/01/26 (Alternative Minimum Tax)	2/07 at 102.00	AAA	356,057

34,380	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2002K, 0.000%, 2/01/22 (Alternative Minimum Tax) - MBIA Insured	2/05 at 35.71	AAA	12,825,803

3,985	California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2002D, 5.250%, 6/01/34 (Alternative Minimum Tax)	6/12 at 101.00	Aaa	4,027,879

	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A:
3,500	5.300%, 12/01/21 - AMBAC Insured	6/12 at 101.00	AAA	3,696,000
5,000	5.350%, 12/01/27 - AMBAC Insured	6/12 at 101.00	AAA	5,152,100

	Tax Obligation/General - 28.1%

	Bonita Unified School District, San Diego County, California, General Obligation Bonds, Series 2004A:
1,425	5.250%, 8/01/20 - MBIA Insured	8/14 at 100.00	AAA	1,557,625
1,570	5.250%, 8/01/21 - MBIA Insured	8/14 at 100.00	AAA	1,706,967

31,000	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27 - MBIA Insured	3/10 at 101.00	AAA	33,864,710

3,570	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/17 - AMBAC Insured	2/14 at 100.00	AAA	3,826,005

3,305	Centinela Valley Union High School District, Los Angeles County, California, General Obligation Bonds, Election of 2002, Series C, 5.200%, 8/01/32 - FGIC Insured	8/10 at 102.00	AAA	3,450,453

3,195	Desert Community College District, Riverside County, California, General Obligation Bonds, Series 2004A, 5.000%, 8/01/23 - MBIA Insured	8/14 at 100.00	AAA	3,340,628

1,365	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2004, 5.250%, 9/01/20 - FGIC Insured	9/14 at 100.00	AAA	1,492,928

1,610	Eureka Unified School District, Humboldt County, California, General Obligation Bonds, Series 2002, 5.250%, 8/01/23 - FSA Insured	8/12 at 101.00	AAA	1,711,237

1,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 - FGIC Insured	8/12 at 101.00	AAA	1,053,490

	Golden West Schools Financing Authority, California, Revenue Bonds, School District General Obligation Refunding Program, Series 1998A:
2,650	0.000%, 8/01/19 - MBIA Insured	8/13 at 68.56	AAA	1,179,568
2,755	0.000%, 8/01/20 - MBIA Insured	8/13 at 63.85	AAA	1,136,217

2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/22 - FSA Insured	8/14 at 100.00	AAA	2,628,025

1,460	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 - FGIC Insured	8/13 at 100.00	AAA	1,512,370

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E, 5.125%, 1/01/27 - MBIA Insured	7/12 at 100.00	AAA	5,148,550

1,280	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.000%, 7/01/24 - FSA Insured	7/13 at 100.00	AAA	1,325,581

2,105	San Bernardino Community College District, California, General Obligation Bonds, Series 2003A, 5.000%, 8/01/21 - MBIA Insured	8/13 at 100.00	AAA	2,216,018

2,335	San Juan Unified School District, Sacramento County, California, General Obligation Bonds, Series 2004A, 5.000%, 8/01/18 - MBIA Insured	8/14 at 100.00	AAA	2,509,938

3,040	Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds, Election 1991, Series A, 0.000%, 9/01/15 - MBIA Insured	No Opt. Call	AAA	1,888,874

1,000	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series 2004A, 5.000%, 8/01/22 - FGIC Insured	8/13 at 100.00	AAA	1,046,840

	Tax Obligation/Limited - 20.0%

1,225	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 - MBIA Insured	No Opt. Call	AAA	1,450,768

7,005	Big Bear Lake Financing Authority, San Bernardino County, California, Tax Allocation Revenue Refunding Bonds, Series 1995, 6.300%, 8/01/25 - AMBAC Insured	8/05 at 102.00	AAA	7,330,172

2,250	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 - FSA Insured	8/11 at 101.00	AAA	2,318,873

1,960	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 - AMBAC Insured	12/13 at 100.00	AAA	2,015,076

5,285	Chino Unified School District, California, Certificates of Participation, Master Lease Program, Series 1995, 6.125%, 9/01/26 - FSA Insured	9/05 at 102.00	AAA	5,538,680

2,285	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 1, Series 2004B, 5.000%, 10/01/21 (WI, settling 12/07/04) - MBIA Insured	10/14 at 100.00	AAA	2,418,650

1,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/20 - FSA Insured	12/14 at 100.00	AAA	1,061,020

2,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier Senior Sales Tax Revenue Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured	7/13 at 100.00	AAA	2,125,380

7,040	Norwalk Community Facilities Financing Authority, Los Angeles County, California, Tax Allocation Revenue Refunding Bonds, Series 1995A, 6.050%, 9/01/25 - FSA Insured	9/05 at 102.00	AAA	7,373,978

5,120	Orange County, California, Recovery Certificates of Participation, Series 1996A, 6.000%, 7/01/26 - MBIA Insured	7/06 at 102.00	AAA	5,494,426

14,050	Paramount Redevelopment Agency, Los Angeles County, California, Redevelopment Project Area 1 Compound Interest Tax Allocation Refunding Bonds, Issue of 1998, 0.000%, 8/01/26 - MBIA Insured	No Opt. Call	AAA	4,409,593

8,000	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997B, 5.000%, 6/01/19 - MBIA Insured	6/12 at 101.00	AAA	8,453,600

1,490	Tulare, California, Public Financing Authority Lease Revenue Bonds, Capital Facilities Project, Series 1997, 5.125%, 10/01/22 - MBIA Insured	10/07 at 102.00	AAA	1,583,349

	Transportation - 9.4%

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 - MBIA Insured	1/10 at 100.00	AAA	6,546,085

3,255	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.750%, 1/15/40 - MBIA Insured	1/10 at 101.00	AAA	3,556,608

2,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Alternative Minimum Tax) - FGIC Insured	5/10 at 100.00	AAA	2,123,200

1,290	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 1997A, 5.250%, 1/01/22 (Alternative Minimum Tax) - AMBAC Insured	1/08 at 101.00	AAA	1,332,131

3,470	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series Issue 16A, 5.375%, 5/01/16 (Alternative Minimum Tax) - FSA Insured	5/08 at 101.00	AAA	3,663,244

1,320	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.100%, 1/01/20 (Alternative Minimum Tax) - FSA Insured	1/08 at 102.00	AAA	1,446,390

625	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2000, Issue 26B, 5.000%, 5/01/21 - FGIC Insured	5/10 at 101.00	AAA	652,713

5,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 (Alternative Minimum Tax) - MBIA Insured	5/11 at 100.00	AAA	5,077,300

	U.S. Guaranteed *** - 6.5%

6,000	Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente, Series 1999A, 6.000%, 1/01/29 (Pre-refunded to 1/01/10) - AMBAC Insured	1/10 at 100.00	AAA	6,878,100

6,070	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2000A, 6.000%, 7/01/29 (Pre-refunded to 7/01/09) - FGIC Insured	7/09 at 102.00	Aaa	7,042,960

2,500	San Bernardino County Transportation Authority, California, Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%, 3/01/10 - FGIC Insured	3/05 at 100.00	AAA	2,759,875

	Utilities - 7.5%

1,310	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds, Series 2004, 5.250%, 10/01/17 - MBIA Insured	10/14 at 100.00	AAA	1,442,572

5,000	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and Electric Company, Series 1996A, 5.350%, 12/01/16 (Alternative Minimum Tax) - MBIA Insured	4/11 at 102.00	AAA	5,355,200

1,000	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California Edison Company, Series 1999B, 5.450%, 9/01/29 - MBIA Insured	9/09 at 101.00	AAA	1,050,280

3,500	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series 1998A, 5.125%, 7/01/23 - MBIA Insured	7/08 at 101.00	AAA	3,641,050

1,950	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 (Alternative Minimum Tax) - AMBAC Insured	8/12 at 100.00	AAA	2,003,098

2,700	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.000%, 7/01/23 - MBIA Insured	7/13 at 100.00	AAA	2,803,920

3,000	Shasta Lake, California, Certificates of Participation, Series 1996-2, 6.000%, 4/01/16 - FSA Insured	4/05 at 102.00	AAA	3,096,180

	Water and Sewer - 7.3%

3,070	California Special District Finance Program, Certificates of Participation, Jurupa Community Services District Water and Wastewater Revenue Bonds, Series 2001NN, 5.250%, 9/01/32 - MBIA Insured	9/10 at 100.00	AAA	3,177,940

2,850	Southern California Metropolitan Water District, Water Revenue Bonds, Series 1997A, 5.000%, 7/01/37 - FGIC Insured	1/08 at 101.00	AAA	2,869,580

6,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.000%, 2/01/33 - FGIC Insured	8/13 at 100.00	AAA	6,039,480

1,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2004A, 5.000%, 12/01/21 - AMBAC Insured	12/14 at 100.00	AAA	1,589,010

5,000	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Series 1995, 5.000%, 5/15/25 - FGIC Insured	5/05 at 101.00	AAA	5,091,400

$277,430	Total Long-Term Investments (cost $236,048,689) - 98.7%			254,756,969

	Short-Term Investments - 1.2%

700	California, Economic Recovery Revenue Bonds, Variable Rate Demand Obligations, Letter of Credit 06-15-2009, Series 2004C-6, 1.630%, 7/01/23 †		A-1+	700,000

2,500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 1.580%, 12/01/15 - MBIA Insured †		A-1	2,500,000

$3,200	Total Short-Term Investments (cost $3,200,000)			3,200,000

	Total Investments (cost $239,248,689) - 99.9%			257,956,969

	Other Assets Less Liabilities - 0.1%			360,749

	Net Assets - 100%			$258,317,718

	All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

(WI) Security purchased on a when-issued basis.

†         Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2004, the cost of investments was $242,312,368.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004, were as follows:

Gross unrealized:
Appreciation	$15,689,302
Depreciation	(44,701)

Net unrealized appreciation of investments	$15,644,601

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund

November 30, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Consumer Staples - 1.6%

$4,850	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$4,481,982

	Education and Civic Organizations - 19.5%

	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 1996A:
735	6.300%, 11/15/10 (Alternative Minimum Tax)	5/05 at 102.00	Aa3	736,374
555	6.350%, 11/15/11 (Alternative Minimum Tax)	5/05 at 102.00	Aa3	556,049

905	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 2001A, 5.250%, 11/15/18 (Alternative Minimum Tax) - MBIA Insured	11/11 at 100.00	Aaa	945,969

1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 1998E, 5.000%, 7/01/28 - RAAI Insured	7/08 at 101.00	AA	1,128,206

1,490	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 1998A, 5.000%, 7/01/18 - RAAI Insured	7/08 at 101.00	AA	1,532,554

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Suffield Academy, Series 1997A, 5.400%, 7/01/27 - MBIA Insured	7/07 at 102.00	AAA	1,059,560

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 1999I:
925	5.250%, 7/01/25 - MBIA Insured	7/09 at 101.00	AAA	976,069
2,755	5.500%, 7/01/29 - MBIA Insured	7/09 at 101.00	AAA	2,954,958

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Horace Bushnell Memorial Hall, Series 1999A, 5.625%, 7/01/29 - MBIA Insured	7/09 at 101.00	Aaa	2,174,420

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2003F, 5.000%, 11/01/13 - FSA Insured	No Opt. Call	AAA	1,104,200

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series 2004D, 5.000%, 7/01/16 - MBIA Insured	1/15 at 100.00	Aaa	703,209

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 1999C:
1,155	5.500%, 11/01/17 - FSA Insured	11/09 at 101.00	AAA	1,279,255
1,155	5.500%, 11/01/18 - FSA Insured	11/09 at 101.00	AAA	1,279,255
1,155	5.500%, 11/01/19 - FSA Insured	11/09 at 101.00	AAA	1,279,255

750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2000D, 5.750%, 7/01/30 - MBIA Insured	7/10 at 101.00	AAA	825,698

2,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2001G, 5.000%, 7/01/31 - AMBAC Insured	7/11 at 101.00	AAA	2,291,580

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2001D:
1,000	5.500%, 7/01/23	7/11 at 101.00	A2	1,073,030
500	5.250%, 7/01/31	7/11 at 101.00	A2	517,195

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2004H, 5.000%, 7/01/17 (Alternative Minimum Tax) - MBIA Insured	4/14 at 100.00	AAA	699,972

925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy, Series 2001B, 5.000%, 3/01/32 - FSA Insured	3/11 at 101.00	AAA	939,717

900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2001E, 5.250%, 7/01/21	7/11 at 101.00	A2	955,107

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2002E:
1,000	5.500%, 7/01/22 - RAAI Insured	7/12 at 101.00	AA	1,072,090
6,000	5.250%, 7/01/32 - RAAI Insured	7/12 at 101.00	AA	6,135,780

4,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2002W, 5.125%, 7/01/27	7/09 at 100.00	AAA	4,609,935

1,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2003B, 5.000%, 7/01/33 - MBIA Insured	7/13 at 100.00	AAA	1,567,366

2,160	University of Connecticut, Special Obligation Student Fee Revenue Bonds, Series 2002A, 5.250%, 5/15/18	5/12 at 100.00	AA-	2,338,675

3,120	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/20 - FGIC Insured	11/12 at 101.00	AAA	3,389,630

1,500	University of Connecticut, General Obligation Bonds, Series 2001A, 5.250%, 4/01/20	4/11 at 101.00	AA	1,607,340

1,000	University of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/19	4/12 at 100.00	AA	1,090,730

	University of Connecticut, General Obligation Bonds, Series 2004A:
7,000	5.000%, 1/15/13 - MBIA Insured	No Opt. Call	AAA	7,722,120
1,435	5.000%, 1/15/16 - MBIA Insured	1/14 at 100.00	AAA	1,554,579

	Healthcare - 8.9%

900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Raphael Hospital Issue, Series 1991D, 6.625%, 7/01/14 - AMBAC Insured	1/05 at 100.00	AAA	931,860

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital Issue, Series 1992A, 6.625%, 7/01/18 - MBIA Insured	1/05 at 100.00	AAA	2,006,540

800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Britain General Hospital Issue, Series 1994B, 6.000%, 7/01/24 - AMBAC Insured	1/05 at 102.00	AAA	818,392

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 1999G, 5.000%, 7/01/18 - MBIA Insured	7/09 at 101.00	Aaa	1,045,250

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care, Series 1997B:
1,000	5.375%, 7/01/17	7/07 at 102.00	Ba1	953,340
3,500	5.500%, 7/01/27	7/07 at 102.00	Ba1	3,171,840

1,550	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Hospital, Series 1996A, 5.800%, 7/01/26 - MBIA Insured	7/06 at 102.00	AAA	1,651,974

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 1997D, 5.750%, 7/01/27 - AMBAC Insured	7/07 at 102.00	AAA	2,174,960

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital, Series 1999G:
500	5.700%, 7/01/22 - AMBAC Insured	7/09 at 101.00	AAA	552,720
1,000	5.625%, 7/01/25 - AMBAC Insured	7/09 at 101.00	AAA	1,084,660

1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East, Series 1999F, 5.750%, 11/15/29 - MBIA Insured	11/09 at 101.00	AAA	1,631,415

2,725	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Waterbury Hospital, Series 1999C, 5.750%, 7/01/20 - RAAI Insured	7/09 at 101.00	AA	2,956,352

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A, 6.000%, 7/01/25 - RAAI Insured	7/10 at 101.00	AA	2,187,200

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B, 5.500%, 7/01/32 - RAAI Insured	7/12 at 101.00	AA	2,103,300

2,250	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Pfizer Inc., Series 1994, 7.000%, 7/01/25 (Alternative Minimum Tax)	7/05 at 102.00	AAA	2,357,055

	Housing/Multifamily - 1.9%

1,890	Bridgeport Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Stratfield Apartments, Series 1999, 7.250%, 12/01/24 (Alternative Minimum Tax)	12/09 at 102.00	N/R	1,945,755

2,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1999D-2, 6.200%, 11/15/41 (Alternative Minimum Tax)	12/09 at 100.00	AAA	2,075,580

1,455	New Britain Senior Citizens Housing Development Corporation, Connecticut, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Nathan Hale Apartments, Series 1992A, 6.875%, 7/01/24	1/05 at 100.00	AAA	1,482,994

	Housing/Single Family - 1.1%

1,500	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2002F-3, 5.250%, 5/15/33 (Alternative Minimum Tax)	11/12 at 100.00	AAA	1,511,115

1,595	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C, 5.300%, 11/15/33 (Alternative Minimum Tax)	11/10 at 100.00	AAA	1,612,720

	Industrials - 2.2%

5,250	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	5/05 at 101.00	BBB	5,362,613

1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)	12/11 at 102.00	Baa2	1,030,040

	Long-Term Care - 5.8%

500	Connecticut Housing Finance Authority, Group Home Mortgage Finance Program Special Obligation Bonds, Series 2000GH-5, 5.850%, 6/15/30 - AMBAC Insured	6/10 at 102.00	AAA	526,610

1,000	Connecticut Health and Educational Facilities Authority, FHA-Insured Mortgage Revenue Bonds, Hebrew Home and Hospital, Series 1999B, 5.200%, 8/01/38	8/08 at 102.00	AAA	1,019,480

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church Homes Inc. - Congregational Avery Heights, Series 1997:
1,700	5.700%, 4/01/12	4/07 at 102.00	BBB-	1,718,564
2,560	5.800%, 4/01/21	4/07 at 102.00	BBB-	2,468,736

1,875	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Elim Park Baptist Home Inc., Series 1998A, 5.375%, 12/01/18	12/06 at 103.00	BBB+	1,908,263

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Connecticut Baptist Homes Inc., Series 1999:
1,000	5.500%, 9/01/15 - RAAI Insured	9/09 at 102.00	AA	1,082,020
500	5.625%, 9/01/22 - RAAI Insured	9/09 at 102.00	AA	535,175

1,000	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Mary Wade Home Inc., Series 1999A, 6.375%, 12/01/18	12/09 at 102.00	N/R	1,088,120

	Connecticut Development Authority, Revenue Refunding Bonds, Duncaster Inc., Series 1999A:
2,200	5.250%, 8/01/19 - RAAI Insured	2/10 at 102.00	AA	2,305,644
3,910	5.375%, 8/01/24 - RAAI Insured	2/10 at 102.00	AA	4,088,922

	Materials - 0.4%

1,000	Sprague, Connecticut, Environmental Improvement Revenue Bonds, International Paper Company, Series 1997A, 5.700%, 10/01/21 (Alternative Minimum Tax)	10/07 at 102.00	BBB	1,018,490

	Tax Obligation/General - 15.5%

1,500	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 - FGIC Insured	8/12 at 100.00	Aaa	1,638,675

1,440	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/22 - FSA Insured	9/13 at 100.00	AAA	1,535,371

325	Canterbury, Connecticut, General Obligation Bonds, Series 1989, 7.200%, 5/01/09	No Opt. Call	A3	378,999

395	Colchester, Connecticut, General Obligation Bonds, Series 2001, 5.500%, 6/15/14 - FGIC Insured	6/11 at 102.00	Aaa	443,561

	Connecticut, General Obligation Bonds, Series 2002B:
1,000	5.500%, 6/15/19	6/12 at 100.00	AA	1,093,740
2,000	5.500%, 6/15/21	6/12 at 100.00	AA	2,197,440

5,000	Connecticut, General Obligation Residual Certificates, Series 514, 12.660%, 12/15/13 (IF)	No Opt. Call	Aa2	7,136,500

1,000	Connecticut, General Obligation Bonds, Series 2002D, 5.375%, 11/15/21	11/12 at 100.00	AA	1,087,020

1,000	Connecticut, General Obligation Bonds, Series 2001D, 5.000%, 11/15/20	11/11 at 100.00	AA	1,049,540

2,500	Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/15/19	4/12 at 100.00	AA	2,703,450

3,330	Connecticut, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 - FGIC Insured	4/14 at 100.00	AAA	3,482,714

1,015	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/16 - FGIC Insured	7/11 at 102.00	Aaa	1,096,860

200	Glastonbury, Connecticut, General Obligation Bonds, Series 1988, 7.200%, 8/15/06	No Opt. Call	Aa1	216,632

150	Griswold, Connecticut, General Obligation Bonds, Series 1989, 7.500%, 4/01/05 - MBIA Insured	No Opt. Call	AAA	152,775

340	Middletown, Connecticut, General Obligation Bonds, Series 1990, 6.900%, 4/15/06	No Opt. Call	AA	361,277

500	New Haven, Connecticut, General Obligation Bonds, Series 1999, 4.700%, 2/01/15 - FGIC Insured	2/08 at 101.00	AAA	515,445

1,630	New Haven, Connecticut, General Obligation Bonds, Series 2001A, 5.000%, 11/01/20 - FGIC Insured	11/10 at 101.00	AAA	1,703,057

	New London, Connecticut, General Obligation Bonds, Series 1988:
120	7.300%, 12/01/05	No Opt. Call	A+	126,209
100	7.300%, 12/01/07	No Opt. Call	A+	113,790

975	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	1,034,134

	Old Saybrook, Connecticut, General Obligation Bonds, Series 1989:
160	7.400%, 5/01/08	No Opt. Call	Aa3	184,678
160	7.400%, 5/01/09	No Opt. Call	Aa3	188,459

	Old Saybrook, Connecticut, General Obligation Bonds, Series 1991:
275	6.500%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	321,365
270	6.500%, 2/15/11 - AMBAC Insured	No Opt. Call	AAA	319,675

	Regional School District 16, Beacon Falls and Prospect, Connecticut, General Obligation Bonds, Series 2000:
650	5.500%, 3/15/18 - FSA Insured	3/10 at 101.00	Aaa	714,402
650	5.625%, 3/15/19 - FSA Insured	3/10 at 101.00	Aaa	720,837
650	5.700%, 3/15/20 - FSA Insured	3/10 at 101.00	Aaa	723,905

1,460	Regional School District 8, Andover, Hebron and Marlborough, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 5/01/21 - FSA Insured	5/11 at 101.00	Aaa	1,534,226

420	Regional School District 15, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 8/15/22 - FSA Insured	8/10 at 101.00	Aaa	435,338

2,050	Stratford, Connecticut, General Obligation Bonds, Series 2002, 4.000%, 2/15/16 - FSA Insured	2/12 at 100.00	AAA	2,058,200

3,700	Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series 2001, 11.925%, 7/01/19 (IF) - FSA Insured	No Opt. Call	AAA	5,224,141

3,000	Waterbury, Connecticut, General Obligation Bonds, Series 2004B, 5.000%, 4/01/13 - FSA Insured	No Opt. Call	AAA	3,287,550

	Winchester, Connecticut, General Obligation Bonds, Series 1990:
140	6.750%, 4/15/06	No Opt. Call	A2	148,476
140	6.750%, 4/15/07	No Opt. Call	A2	153,938
140	6.750%, 4/15/08	No Opt. Call	A2	158,554
140	6.750%, 4/15/09	No Opt. Call	A2	162,235
140	6.750%, 4/15/10	No Opt. Call	A2	164,917

	Tax Obligation/Limited - 13.2%

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home Program - St. Camillus Health Center, Series 1994:
2,000	6.250%, 11/01/18	5/05 at 102.00	AA	2,043,180
3,695	6.250%, 11/01/18 - AMBAC Insured	5/05 at 102.00	AAA	3,779,874

825	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Child Care Facilities Program, Series 1998A, 5.000%, 7/01/28 - AMBAC Insured	7/08 at 102.00	AAA	832,607

5,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home Program - St. Joseph’s Manor, Series 1994, 6.250%, 11/01/16 - AMBAC Insured	5/05 at 102.00	AAA	5,114,850

3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home Program - Jewish Home for the Elderly, Series 1994, 6.250%, 11/01/20 - AMBAC Insured	5/05 at 102.00	AAA	3,069,960

2,895	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for Waterbury Inc., Series 1998A, 6.750%, 7/01/28	7/08 at 105.00	A	3,154,305

4,365	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home Program - 3030 Park Fairfield Health Center, Series 1996, 6.250%, 11/01/21	11/06 at 102.00	AA	4,679,760

4,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B, 5.000%, 12/01/20 - AMBAC Insured	12/12 at 100.00	AAA	4,227,280

1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/23 - FGIC Insured	1/14 at 100.00	AAA	1,041,840

1,150	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B, 6.125%, 9/01/12	No Opt. Call	AA-	1,332,447

1,870	Connecticut, Special Obligation Rate Reduction Bonds, Series 2004A, 5.000%, 6/30/11	No Opt. Call	AAA	2,060,759

	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
1,275	5.000%, 12/15/20	12/11 at 101.00	AA-	1,335,550
1,000	5.000%, 12/15/30	12/11 at 101.00	AA-	1,009,540

1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.750%, 7/01/19 - MBIA Insured	7/10 at 101.00	AAA	1,131,530
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.500%, 10/01/24	10/10 at 101.00	BBB	2,301,180

725	Woodstock, Connecticut, Special Obligation Bonds, Woodstock Academy, Series 1990, 6.900%, 3/01/06 - AMBAC Insured	3/05 at 100.00	AAA	727,907

	Transportation - 1.7%

2,100	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A, 5.125%, 10/01/26 (Alternative Minimum Tax) - FGIC Insured	4/11 at 101.00	AAA	2,126,607

1,000	Hartford, Connecticut, Parking System Revenue Bonds, Series 2000A, 6.500%, 7/01/25	7/10 at 100.00	Baa2	1,030,100

1,360	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%, 12/01/14 - AMBAC Insured	No Opt. Call	AAA	1,536,501

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/06 at 102.00	CCC	175,458

	U.S. Guaranteed *** - 13.3%

2,800	Bridgeport, Connecticut, General Obligation Bonds, Series 1997A, 5.250%, 3/01/17 (Pre-refunded to 3/01/07) - AMBAC Insured	3/07 at 101.00	AAA	2,988,412

1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2000A, 6.000%, 7/15/19 (Pre-refunded to 7/15/10) - FGIC Insured	7/10 at 101.00	AAA	1,155,890

	Cheshire, Connecticut, General Obligation Bonds, Series 1999:
660	5.625%, 10/15/18 (Pre-refunded to 10/15/09)	10/09 at 101.00	Aa3***	747,087
660	5.625%, 10/15/19 (Pre-refunded to 10/15/09)	10/09 at 101.00	Aa3***	747,087

2,120	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	2,289,579

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy Issue, Series 1996A:
1,000	5.700%, 3/01/16 (Pre-refunded to 3/01/06) - FSA Insured	3/06 at 101.00	AAA	1,053,150
2,000	5.750%, 3/01/26 (Pre-refunded to 3/01/06) - FSA Insured	3/06 at 101.00	AAA	2,107,540

1,300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General Healthcare System - Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19	1/05 at 100.00	AAA	1,628,250

1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series 1995B, 5.400%, 7/01/23 (Pre-refunded to 7/01/05) - MBIA Insured	7/05 at 101.00	AAA	1,544,415

	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A:
1,500	5.375%, 7/01/18 (Pre-refunded to 7/01/12) - FSA Insured	7/12 at 100.00	AAA	1,650,345
1,780	5.375%, 7/01/19 (Pre-refunded to 7/01/12) - FSA Insured	7/12 at 100.00	AAA	1,951,645

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
2,540	5.500%, 10/01/32	10/10 at 101.00	AAA	2,744,876
4,500	5.500%, 10/01/40	10/10 at 101.00	AAA	4,853,205

2,105	Stamford, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 8/15/15 (Pre-refunded to 8/15/12)	8/12 at 100.00	AAA	2,327,078

500	University of Connecticut, Special Obligation Student Fee Revenue Bonds, Series 2000A, 5.750%, 11/15/29 (Pre-refunded to 11/15/10) - FGIC Insured	11/10 at 101.00	AAA	574,705

135	University of Connecticut, General Obligation Bonds, Series 2000A, 5.550%, 3/01/18 (Pre-refunded to 3/01/10) - FGIC Insured	3/10 at 101.00	AAA	152,285

	University of Connecticut, General Obligation Bonds, Series 2002A:
3,065	5.375%, 4/01/17 (Pre-refunded to 4/01/12)	4/12 at 100.00	AA***	3,447,543
1,000	5.375%, 4/01/18 (Pre-refunded to 4/01/12)	4/12 at 100.00	AA***	1,124,810

	Waterbury, Connecticut, General Obligation Bonds, Series 2002A:
1,500	5.375%, 4/01/16 (Pre-refunded to 4/01/12) - FSA Insured	4/12 at 100.00	AAA	1,687,215
1,090	5.375%, 4/01/17 (Pre-refunded to 4/01/12) - FSA Insured	4/12 at 100.00	AAA	1,226,043

	Waterbury, Connecticut, General Obligation Tax Revenue Intercept Bonds, Series 2000:
910	6.000%, 2/01/18 (Pre-refunded to 2/01/09) - RAAI Insured	2/09 at 101.00	AA***	1,031,057
1,025	6.000%, 2/01/20 (Pre-refunded to 2/01/09) - RAAI Insured	2/09 at 101.00	AA***	1,161,356

	Utilities - 7.8%

7,480	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue Refunding Bonds, Ogden Martin Systems of Bristol Inc., Series 1995, 6.500%, 7/01/14	7/05 at 102.00	A2	7,799,994

2,025	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and Power Company, Series 1993A, 5.850%, 9/01/28	10/08 at 102.00	A3	2,160,634

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
240	5.250%, 1/01/06 (Alternative Minimum Tax)	1/05 at 100.00	BBB	240,480
1,370	5.500%, 1/01/14 (Alternative Minimum Tax)	1/05 at 100.00	BBB	1,399,524
2,415	5.500%, 1/01/20 (Alternative Minimum Tax)	1/05 at 100.00	BBB	2,463,300

	Guam Power Authority, Revenue Bonds, Series 1999A:
2,280	5.125%, 10/01/29 - MBIA Insured	10/09 at 101.00	AAA	2,358,797
1,000	5.125%, 10/01/29 - AMBAC Insured	10/09 at 101.00	AAA	1,034,560

4,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, TICS, Series 2002-1, 9.720%, 7/01/20 (IF) - MBIA Insured	No Opt. Call	AAA	4,967,720

	Water and Sewer - 3.9%

1,550	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,675,721

1,750	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic Company, Series 1995, 6.150%, 4/01/35 (Alternative Minimum Tax)	4/07 at 102.00	A	1,833,773

	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A:
3,000	5.000%, 8/01/20 - MBIA Insured	8/13 at 100.00	AAA	3,185,040
3,955	5.000%, 8/01/33 - MBIA Insured	8/13 at 100.00	AAA	4,034,179

500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32	11/13 at 100.00	AA+	506,690

$259,775	Total Long-Term Investments (cost $264,728,176) - 96.8%			278,122,863

	Short-Term Investments - 2.0%

5,800	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 1.580%, 12/01/15 - MBIA Insured †		A-1	5,800,000

$5,800	Total Short-Term Investments (cost $5,800,000)			5,800,000

	Total Investments (cost $270,528,176) - 98.8%			283,922,863

	Other Assets Less Liabilities - 1.2%			3,404,090

	Net Assets - 100%			$287,326,953

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***    Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

	N/R Investment is not rated.

†         Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

	(IF) Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2004, the cost of investments was $270,366,196.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004, were as follows:

Gross unrealized:
Appreciation	$14,492,897
Depreciation	(936,230)

Net unrealized appreciation of investments	$13,556,667

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund

November 30, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Consumer Discretionary - 1.3%

$1,500	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	Baa3	$1,474,350

	Consumer Staples - 0.6%

940	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	868,673

	Education and Civic Organizations - 12.8%

970	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13 (Alternative Minimum Tax) - AMBAC Insured	1/12 at 100.00	AAA	1,010,759

3,000	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 1999A, 5.500%, 3/01/29 - ACA Insured	3/09 at 101.00	A	3,031,320

2,000	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 1999B, 6.625%, 7/01/20	1/10 at 101.00	BBB	2,201,400

750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19	9/13 at 100.00	AA-	801,450

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College, Series 1993K, 5.375%, 6/01/14	No Opt. Call	AA-	1,121,510

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2003H, 5.000%, 7/01/21	7/13 at 100.00	AA+	525,070

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College, Series 2003H, 5.000%, 7/01/26	7/13 at 100.00	AA+	512,075

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2004M, 5.250%, 7/01/15	No Opt. Call	AAA	1,126,770

2,290	Massachusetts Industrial Finance Agency, Revenue Bonds, Lesley College, Series 1995A, 6.300%, 7/01/25 - CONNIE LEE/AMBAC Insured	7/05 at 102.00	AAA	2,387,737

1,200	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2003-1, 5.250%, 11/01/18 - AMBAC Insured	11/13 at 100.00	AAA	1,301,712

1,000	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2004-1, 5.250%, 11/01/24 - AMBAC Insured	11/14 at 100.00	AAA	1,067,280

	Healthcare - 14.6%

2,900	Massachusetts Development Finance Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 1999A, 6.250%, 8/15/29 - ACA Insured	8/09 at 101.00	A	3,042,042

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 1993B, 5.625%, 7/01/15 - MBIA Insured	1/05 at 101.00	AAA	1,012,420

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A, 4.750%, 7/01/22 - FSA Insured	7/08 at 101.00	AAA	1,496,400

600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H, 5.375%, 5/15/19 - FGIC Insured	5/12 at 100.00	AAA	644,214

2,785	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 2001C, 5.750%, 7/01/32	7/11 at 101.00	AA-	3,007,132

375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2001C, 6.625%, 7/01/32	7/11 at 100.00	BBB	397,388

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care Inc., Series 2001C, 5.250%, 11/15/31 - RAAI Insured	11/11 at 101.00	AA	3,060,060

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group, Series 2002, 6.000%, 7/01/31	1/12 at 101.00	A-	1,052,900

1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E, 6.250%, 10/01/31	10/11 at 101.00	BBB+	1,300,113

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 - FSA Insured	8/12 at 100.00	AAA	1,049,820

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B, 6.250%, 7/01/22	7/12 at 101.00	BBB	1,056,680

	Housing/Multifamily - 4.8%

1,115	Framingham Housing Authority, Refunding Revenue Bonds, GNMA Collateralized - Beaver Terrace Apartments Project, Series 2000A, 6.350%, 2/20/32	8/10 at 105.00	AAA	1,227,827

2,895	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House Apartments, Series 1999, 7.000%, 12/01/31	12/09 at 102.00	N/R	2,771,876

15	Massachusetts Housing Finance Agency, Housing Project Revenue Refunding Bonds, Series 1993A, 6.375%, 4/01/21	4/05 at 100.00	A+	15,080

1,000	Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates Projects, Series 1997, 5.650%, 1/01/22 - MBIA Insured	1/08 at 102.00	AAA	1,092,660

500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)	6/13 at 100.00	AA-	503,195

	Housing/Single Family - 0.5%

650	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 84, 5.550%, 12/01/31 (Alternative Minimum Tax)	6/10 at 100.00	AA	650,793

	Industrials - 0.3%

400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003, 5.450%, 6/01/14	No Opt. Call	BBB	421,588

	Long-Term Care - 9.5%

1,790	Massachusetts Development Finance Authority, Revenue Bonds, May Institute, Series 1999, 5.750%, 9/01/24 - RAAI Insured	9/09 at 102.00	AA	1,917,036

885	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cable Housing and Health Services, Series 1993A, 5.625%, 7/01/13 - MBIA Insured	1/05 at 101.00	AAA	896,319

	Massachusetts Industrial Finance Agency, GNMA Collateralized Assisted Living Facility Revenue Bonds, TNG Draper Place Project, Series 1998:
295	5.400%, 8/20/12 (Alternative Minimum Tax)	8/08 at 105.00	AAA	307,912
2,490	6.450%, 8/20/39 (Alternative Minimum Tax)	8/08 at 105.00	AAA	2,727,671

2,020	Massachusetts Industrial Finance Agency, GNMA Collateralized Assisted Living Facility Revenue Bonds, The Arbors at Taunton Project, Series 1999, 5.500%, 6/20/40 (Alternative Minimum Tax)	6/09 at 102.00	AAA	2,072,177

2,500	Massachusetts Industrial Finance Agency, Healthcare Facilities Revenue Bonds, Jewish Geriatric Services Inc. Obligated Group, Series 1997B, 5.500%, 5/15/27 (Pre-refunded to 5/15/07)	5/07 at 102.00	N/R	2,534,900

650	Massachusetts Industrial Finance Agency, FHA-Insured Project Revenue Bonds, Heights Crossing LP, Series 1995, 6.000%, 2/01/15 (Alternative Minimum Tax)	2/06 at 102.00	AAA	680,563

	Tax Obligation/General - 19.0%

500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 - AMBAC Insured	5/15 at 100.00	Aaa	537,260

1,160	Beverly, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/01/21 - MBIA Insured	11/13 at 100.00	Aaa	1,218,278

1,000	Boston, Massachusetts, General Obligation Bonds, Series 2001B, 5.000%, 8/01/15	8/11 at 100.00	AA	1,073,110

1,090	Brookline, Massachusetts, General Obligation Bonds, Series 2000, 5.375%, 4/01/17	4/10 at 101.00	Aaa	1,203,698

1,000	Erving, Massachusetts, General Obligation Bonds, Series 2002, 5.500%, 6/15/16	6/12 at 101.00	BBB	1,057,660

1,000	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 - FSA Insured	2/13 at 101.00	AAA	1,058,350

1,145	Falmouth, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 2/01/19	2/12 at 101.00	AA+	1,219,540

545	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 - AMBAC Insured	2/11 at 100.00	Aaa	572,163

1,335	Marlborough, Massachusetts, General Obligation Bonds, Series 1999, 5.125%, 6/15/19 - FGIC Insured	6/09 at 101.00	Aaa	1,430,639

2,500	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	AAA	3,163,000

600	Massachusetts Bay Transportation Authority, General Transportation System Bonds, Series 1997D, 5.000%, 3/01/27	3/07 at 101.00	AA	606,198

1,250	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002D, 5.500%, 8/01/19	No Opt. Call	Aa2	1,415,525

1,860	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.000%, 1/01/22 (Pre-refunded to 1/01/13)	1/13 at 100.00	Aa2	2,028,274

1,490	Northbridge, Massachusetts, General Obligation Bonds, Series 2002, 5.250%, 2/15/18 - AMBAC Insured	2/12 at 101.00	AAA	1,618,215

1,000	Reading, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 3/15/15 - MBIA Insured	3/14 at 100.00	AAA	1,087,840

1,415	Springfield, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 1/15/23 - MBIA Insured	1/13 at 100.00	AAA	1,509,791

	Westfield, Massachusetts, General Obligation Bonds, Series 2004:
695	5.000%, 8/01/18 - AMBAC Insured	8/14 at 100.50	AAA	750,002
690	5.000%, 8/01/19 - AMBAC Insured	8/14 at 100.50	AAA	741,170

	Tax Obligation/Limited - 9.5%

680	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 - AMBAC Insured	5/13 at 100.00	AAA	687,983

395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 - AMBAC Insured	5/14 at 100.00	AAA	406,803

770	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Bonds, Series 2004C, 5.250%, 7/01/21	No Opt. Call	AAA	856,571

1,125	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B, 5.375%, 5/01/23 - XLCA Insured	No Opt. Call	AAA	1,252,586

550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19 - MBIA Insured	5/14 at 100.00	AAA	585,019

720	Massachusetts Industrial Finance Agency, Library Revenue Bonds, Malden Public Library Project, Series 1994, 7.250%, 1/01/15 - MBIA Insured	1/05 at 102.00	AAA	737,294

1,500	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25 - FGIC Insured	1/14 at 100.00	AAA	1,588,245

1,000	Massachusetts, Special Obligation Revenue Refunding Bonds, Series 2002A, 5.375%, 6/01/19 - FGIC Insured	6/12 at 100.00	AAA	1,091,610

2,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 -FSA Insured	No Opt. Call	Aaa	2,173,860

1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 - MBIA Insured	No Opt. Call	AAA	1,733,250

	Transportation - 5.0%

3,835	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/24 - MBIA Insured	7/13 at 100.00	AAA	3,966,042

1,950	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	1,917,903

	U.S. Guaranteed *** - 12.4%

250	Massachusetts Bay Transportation Authority, Certificates of Participation, Series 1988, 7.800%, 1/15/14 (Pre-refunded to 12/22/06)	12/06 at 100.00	A+***	277,680

2,625	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.000%, 11/01/20 (Pre-refunded to 11/01/11) - MBIA Insured	11/11 at 100.00	AAA	2,867,576

1,250	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2000A, 6.000%, 2/01/14 (Pre-refunded to 2/01/10)	2/10 at 101.00	AAA	1,423,388

1,250	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.000%, 8/01/24 (Pre-refunded to 8/01/14)	8/14 at 100.00	Aa2***	1,366,975

2,000	Massachusetts Health and Educational Facilities Authority, FHA-Insured Revenue Bonds, Malden Hospital, Series 1982A, 5.000%, 8/01/16 (Pre-refunded to 8/01/10)	8/10 at 100.00	AAA	2,139,700

700	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Daughters of Charity National Health System - Carney Hospital, Series 1994D, 6.100%, 7/01/14 (Pre-refunded to 7/01/06)	7/06 at 100.00	Aaa	721,056

1,285	Massachusetts Health and Educational Facilities Authority, FHA-Insured Revenue Refunding Bonds, Youville Hospital, Series 1997A, 6.250%, 2/15/41 (Pre-refunded to 2/15/07)	2/07 at 102.00	Aa2***	1,416,738

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Winchester Hospital, Series 2000E, 6.750%, 7/01/30 (Pre-refunded to 7/01/10)	7/10 at 101.00	BBB***	3,491,190

570	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13	1/05 at 100.00	AAA	823,981

	Utilities - 1.8%

1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 -MBIA Insured	1/12 at 101.00	AAA	1,098,160

1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	12/08 at 102.00	BBB	992,890

	Water and Sewer - 4.8%

2,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series 2004A, 5.000%, 11/01/25	11/14 at 100.00	AA	2,068,700

1,500	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 9, 5.000%, 8/01/22	8/13 at 100.00	AAA	1,561,453

2,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 10, 5.000%, 8/01/26	8/14 at 100.00	AAA	2,053,100

$106,995	Total Long-Term Investments (cost $108,977,790) - 96.9%			113,959,338

	Short-Term Investments - 1.3%

1,500	Massachusetts Development Finance Authority, Revenue Bonds, Boston University, Variable Rate Demand Obligations, Series 2002R-4, 1.650%, 10/01/42 - XLCA Insured †		A-1+	1,500,000

$1,500	Total Short-Term Investments (cost $1,500,000)			1,500,000

	Total Investments (cost $110,477,790) - 98.2%			115,459,338

	Other Assets Less Liabilities - 1.8%			2,096,817

	Net Assets - 100%			$117,556,155

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***    Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

	N/R Investment is not rated.

†         Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2004, the cost of investments was $110,417,811.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004, were as follows:

Gross unrealized:
Appreciation	$5,378,092
Depreciation	(336,565)

Net unrealized appreciation of investments	$5,041,527

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Insured Municipal Bond Fund

November 30, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Education and Civic Organizations - 9.9%

$1,940	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13 (Alternative Minimum Tax) - AMBAC Insured	1/12 at 100.00	AAA	$2,021,519

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of Massachusetts - Worcester Campus, Series 2002C, 5.500%, 10/01/18 - MBIA Insured	10/12 at 100.00	AAA	1,109,010

1,000	Massachusetts Industrial Finance Agency, Revenue Bonds, College of the Holy Cross, Series 1996, 5.500%, 3/01/20 - MBIA Insured	3/06 at 102.00	AAA	1,053,740

420	Massachusetts Industrial Finance Agency, Revenue Bonds, Babson College, Series 1995A, 5.800%, 10/01/10 - MBIA Insured	10/05 at 102.00	AAA	441,080

1,970	Massachusetts Industrial Finance Agency, Revenue Bonds, Western New England College, Series 1998, 5.000%, 7/01/28 - AMBAC Insured	7/08 at 102.00	AAA	1,992,872

2,000	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2004-1, 5.375%, 11/01/18 - AMBAC Insured	11/14 at 100.00	AAA	2,205,200

	Healthcare - 9.6%

1,700	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 1993B, 5.625%, 7/01/15 - MBIA Insured	1/05 at 101.00	AAA	1,721,114

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center, Series 1996E, 6.000%, 7/01/26 - FSA Insured	7/06 at 102.00	AAA	1,064,450

20	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Capital Asset Program, Series 1989G-2, 7.200%, 7/01/09 - MBIA Insured	1/05 at 100.00	AAA	20,079

600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H, 5.375%, 5/15/19 - FGIC Insured	5/12 at 100.00	AAA	644,214

1,705	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 - MBIA Insured	7/08 at 102.00	AAA	1,733,985

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 - FSA Insured	8/12 at 100.00	AAA	1,049,820

2,290	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 - MBIA Insured	1/05 at 102.00	AAA	2,343,357

	Housing/Multifamily - 14.2%

2,500	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, VOA Concord Assisted Living Inc., Series 2000A, 6.900%, 10/20/41	10/11 at 105.00	AAA	2,801,000

2,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)	3/12 at 105.00	AAA	2,710,225

850	Massachusetts Housing Finance Agency, Housing Development Revenue Bonds, Series 1998A, 5.375%, 6/01/16 (Alternative Minimum Tax) - MBIA Insured	6/08 at 101.00	AAA	859,469

2,805	Massachusetts Housing Finance Agency, FHA-Insured Rental Housing Mortgage Revenue Bonds, Series 1995A, 7.350%, 1/01/35 (Alternative Minimum Tax) (Pre-refunded to 1/01/05) - AMBAC Insured	1/05 at 102.00	AAA	2,864,438

640	Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates Projects, Series 1997, 5.650%, 1/01/22 - MBIA Insured	1/08 at 102.00	AAA	699,302

2,575	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/12 at 103.00	AAA	2,712,737

	Long-Term Care - 3.8%

3,185	Massachusetts Industrial Finance Agency, GNMA Collateralized Assisted Living Facility Revenue Bonds, The Arbors at Amherst Project, Series 1997, 5.950%, 6/20/39 (Alternative Minimum Tax)	12/07 at 102.00	AAA	3,351,130

	Tax Obligation/General - 36.4%

2,500	Amherst-Pelham Regional School District, Massachusetts, General Obligation Bonds, Series 1998, 5.125%, 5/15/18 - AMBAC Insured	5/08 at 101.00	Aaa	2,692,625

1,520	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 2/01/17 - FSA Insured	2/13 at 101.00	AAA	1,669,462

1,265	Freetown Lakeville Regional School District, Plymouth County, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/01/15 - MBIA Insured	1/13 at 101.00	AAA	1,377,737

1,000	Hopedale, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 11/15/15 - AMBAC Insured	11/14 at 101.00	Aaa	1,104,260

1,000	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 - AMBAC Insured	2/11 at 100.00	Aaa	1,049,840

1,000	Massachusetts Bay Transportation Authority, General Transportation System Bonds, Series 1998A, 5.000%, 3/01/18 - MBIA Insured	3/08 at 101.00	AAA	1,052,280

3,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 6.000%, 11/01/13 - MBIA Insured	No Opt. Call	AAA	3,509,610

4,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%, 8/01/16 - FSA Insured	No Opt. Call	AAA	4,432,800

1,500	Monson, Massachusetts, Unlimited Tax General Obligation School Refunding Bonds, Series 1993, 5.500%, 10/15/10 - MBIA Insured	No Opt. Call	AAA	1,699,950

1,250	Northampton, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 9/01/19 - MBIA Insured	9/12 at 101.00	Aaa	1,326,700

190	Northfield, Massachusetts, General Obligation Bonds, Bank-Qualified Municipal Purpose Loan of 1992, 6.350%, 10/15/09 - MBIA Insured	4/05 at 101.00	AAA	194,959

1,230	Pioneer Valley Regional School District, Massachusetts, General Obligation Bonds, Series 2002, 5.375%, 6/15/19 - AMBAC Insured	6/12 at 101.00	Aaa	1,345,325

1,770	Reading, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 3/15/16 - MBIA Insured	3/14 at 100.00	AAA	1,909,688

2,575	Tantasqua Regional School District, Massachusetts, General Obligation Bonds, Series 2000, 5.000%, 8/15/19 - FSA Insured	8/10 at 101.00	Aaa	2,712,840

220	Taunton, Massachusetts, General Obligation Bonds, Series 1991, 6.800%, 9/01/09 - MBIA Insured	3/05 at 102.00	AAA	225,269

2,200	Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series 2001, 11.925%, 7/01/19 (IF) - FSA Insured	No Opt. Call	AAA	3,106,246

2,225	Worcester, Massachusetts, General Obligation Bonds, Series 2000, 5.250%, 8/15/20 - FGIC Insured	8/10 at 101.00	AAA	2,424,204

545	Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 - FGIC Insured	8/11 at 100.00	AAA	607,228

	Tax Obligation/Limited - 8.8%

1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B, 5.375%, 5/01/17 - XLCA Insured	No Opt. Call	AAA	1,116,370

1,160	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/17 - MBIA Insured	5/14 at 100.00	AAA	1,244,135

1,155	Massachusetts Industrial Finance Agency, Library Revenue Bonds, Malden Public Library Project, Series 1994, 7.250%, 1/01/15 - MBIA Insured	1/05 at 102.00	AAA	1,182,743

2,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/21 - FGIC Insured	1/14 at 100.00	AAA	2,150,160

2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 - MBIA Insured	7/14 at 100.00	AAA	2,160,360

	Transportation - 3.4%

1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003C, 5.000%, 7/01/18 - MBIA Insured	7/13 at 100.00	AAA	1,063,430

2,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 - MBIA Insured	1/07 at 102.00	AAA	2,006,140

	U.S. Guaranteed *** - 2.6%

850	Massachusetts Municipal Wholesale Electric Company, Power Supply System Revenue Bonds, Nuclear Project 6, Series 1993A, 5.000%, 7/01/10 - AMBAC Insured	1/05 at 101.00	AAA	911,710

1,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002B, 5.500%, 3/01/17 (Pre-refunded to 3/01/12) - FSA Insured	3/12 at 100.00	AAA	1,121,090

295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 (Pre-refunded to 7/01/21) - MBIA Insured	7/21 at 100.00	AAA	318,388

	Utilities - 3.7%

1,500	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 - MBIA Insured	1/12 at 101.00	AAA	1,647,240

1,600	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA Insured	7/10 at 101.00	AAA	1,667,312

	Water and Sewer - 5.4%

2,450	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2004D, 5.000%, 8/01/15 - MBIA Insured	8/13 at 100.00	AAA	2,649,306

1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 - FSA Insured	No Opt. Call	AAA	1,116,980

1,000	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 7/01/23 - MBIA Insured	7/14 at 100.00	AAA	1,042,110

$80,700	Total Long-Term Investments (cost $83,640,043) - 97.8%			87,237,238

	Other Assets Less Liabilities - 2.2%			1,947,424

	Net Assets - 100%			$89,184,662

All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

(IF) Inverse Floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2004, the cost of investments was $83,540,358.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004, were as follows:

Gross unrealized:
Appreciation	$3,932,424
Depreciation	(235,544)

Net unrealized appreciation of investments	$3,696,880

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund

November 30, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Consumer Staples - 4.1%

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
$4,855	5.750%, 6/01/32	6/12 at 100.00	BBB	$4,611,230
1,000	6.000%, 6/01/37	6/12 at 100.00	BBB	910,230

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
710	6.125%, 6/01/24	6/13 at 100.00	BBB	696,936
750	6.375%, 6/01/32	6/13 at 100.00	BBB	729,180

	Education and Civic Organizations - 9.0%

2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project, Series 2002, 6.000%, 9/15/27	9/12 at 101.00	N/R	2,592,750

1,000	New Brunswick Housing Authority, New Jersey, Lease Revenue Refunding Bonds, Rutgers University, Series 1998, 4.750%, 7/01/18 - FGIC Insured	1/09 at 101.00	AAA	1,032,500

825	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18	No Opt. Call	N/R	877,652

75	New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service Inc., Series 1995B, 5.500%, 5/15/05 - MBIA Insured	No Opt. Call	AAA	76,195

410	New Jersey Educational Facilities Authority, Revenue Bonds, Trenton State College Issue, Series 1976D, 6.750%, 7/01/08	1/05 at 100.00	A-	411,505

410	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Monmouth College, Series 1993A, 5.625%, 7/01/13	1/05 at 101.00	Baa1	413,366

1,025	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2001D, 5.000%, 7/01/25 - AMBAC Insured	7/11 at 100.00	AAA	1,051,250

2,500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 - ACA Insured	7/13 at 100.00	A	2,472,225

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I, 5.125%, 7/01/21 - FGIC Insured	7/13 at 100.00	AAA	531,735

560	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 - MBIA Insured	7/14 at 100.00	AAA	598,914

	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
930	5.000%, 7/01/18 - AMBAC Insured	1/14 at 100.00	AAA	993,287
425	5.000%, 7/01/19 - AMBAC Insured	1/14 at 100.00	AAA	451,601
1,030	4.750%, 7/01/20 - AMBAC Insured	1/14 at 100.00	AAA	1,062,569

815	4.250%, 7/01/24 - AMBAC Insured	1/14 at 100.00	AAA	779,931

290	New Jersey Educational Facilities, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23	7/14 at 100.00	AA	309,804

25	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, New Jersey Class Loan Program, Series 1992A, 6.000%, 1/01/06 (Alternative Minimum Tax)	1/05 at 100.00	A+	25,058

1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB	1,546,155

	Healthcare - 11.8%

350	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	360,864

500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth Hospital Obligated Group, Series 1997, 6.000%, 7/01/27	7/07 at 102.00	BBB-	500,165

1,200	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Holy Name Hospital, Series 1997, 5.250%, 7/01/20 - AMBAC Insured	7/07 at 102.00	AAA	1,284,660

250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Dover General Hospital and Medical Center, Series 1994, 5.900%, 7/01/05 - MBIA Insured	1/05 at 102.00	AAA	255,607

4,375	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001, 5.000%, 8/01/31 - AMBAC Insured	8/11 at 100.00	AAA	4,529,394

1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.000%, 7/01/22 - RAAI Insured	1/12 at 100.00	AA	1,750,373

1,250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2002, 5.875%, 7/01/21	7/12 at 100.00	Baa1	1,332,500

1,125	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa3	1,140,694

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, AHS Hospital Corporation, Series 1997A, 5.000%, 7/01/27 - AMBAC Insured	7/07 at 102.00	AAA	1,011,630

510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated Group, Series 2000, 7.500%, 7/01/30	7/10 at 101.00	BBB-	571,613

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Bayone Hospital Obligated Group, Series 1994:
215	6.400%, 7/01/07 - FSA Insured	1/05 at 102.00	AAA	220,029
175	6.250%, 7/01/12 - FSA Insured	1/05 at 102.00	AAA	179,067

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2000, 5.750%, 7/01/31	7/10 at 100.00	A	2,128,780

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health System, Series 1998, 5.250%, 7/01/10 - FSA Insured	1/09 at 101.00	AAA	1,631,535

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University Hospital, Series 2000A, 6.875%, 7/01/30	7/10 at 100.00	BBB+	1,654,710

300	New Jersey Economic Development Authority, Revenue Bonds, RWJ Health Corporation at Hamilton Obligated Group, Series 1994, 6.250%, 7/01/14 - FSA Insured	1/05 at 102.00	AAA	306,978

1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 - MBIA Insured	1/05 at 102.00	AAA	1,023,300

	Housing/Multifamily - 3.5%

1,000	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Housing Revenue Bonds, Ballantyne House Project, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)	11/12 at 100.00	Aaa	1,000,940

1,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000A-1, 6.350%, 11/01/31 (Alternative Minimum Tax) - FSA Insured	3/10 at 100.00	AAA	1,566,840

630	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000E-1, 5.750%, 5/01/25 - FSA Insured	8/10 at 100.00	AAA	658,400

1,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1996A, 6.200%, 11/01/18 (Alternative Minimum Tax) - AMBAC Insured	5/06 at 102.00	AAA	1,559,085

1,015	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview Apartments Project, Series 2000A, 6.300%, 10/20/19 (Alternative Minimum Tax)	10/09 at 102.00	Aaa	1,091,561

	Housing/Single Family - 3.3%

4,000	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 1997U, 5.700%, 10/01/14 (Alternative Minimum Tax) - MBIA Insured	10/07 at 101.50	AAA	4,182,880

1,005	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 2000CC, 5.875%, 10/01/31 (Alternative Minimum Tax) - MBIA Insured	10/10 at 100.00	AAA	1,014,427

345	Virgin Islands Housing Finance Corporation, Single Family Mortgage Revenue Refunding Bonds, GNMA Mortgage-Backed Securities Program, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	3/05 at 102.00	AAA	352,776

	Industrials - 0.6%

55	New Jersey Economic Development Authority, District Heating and Cooling Revenue Bonds, Trigen-Trenton Project, Series 1993B, 6.100%, 12/01/04 (Alternative Minimum Tax)	No Opt. Call	N/R	55,006

1,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Baa3	1,067,510

	Long-Term Care - 6.5%

1,500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	1/08 at 102.00	BB+	1,354,140

5,100	New Jersey Economic Development Authority, Revenue Bonds, Jewish Community Housing Corporation of Metropolitan New Jersey, Series 1999, 5.900%, 12/01/31	12/09 at 101.00	Aa3	5,463,885

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good Shepherd Obligated Group, Series 2001:
1,000	5.100%, 7/01/21 - RAAI Insured	7/11 at 100.00	AA	1,034,240
1,350	5.200%, 7/01/31 - RAAI Insured	7/11 at 100.00	AA	1,376,379

1,300	New Jersey Economic Development Authority, First Mortgage Fixed Rate Revenue Bonds, Cadbury Corporation, Series 1998A, 5.500%, 7/01/18 - ACA Insured	7/08 at 102.00	A	1,352,455

375	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.750%, 11/01/24	11/14 at 100.00	N/R	385,744

	Materials - 0.1%

250	Pollution Control Financing Authority of Union County, New Jersey, Pollution Control Revenue Refunding Bonds, American Cyanamid Company Issue, Series 1994, 5.800%, 9/01/09	No Opt. Call	Baa1	272,845

	Tax Obligation/General - 5.2%

1,445	Clifton, New Jersey, General Obligation Bonds, Series 2002, 5.000%, 1/15/19 - FGIC Insured	1/11 at 100.00	AAA	1,519,938

500	Hillsborough Township School District, Somerset County, New Jersey, General Obligation School Bonds, Series 1992, 5.875%, 8/01/11	No Opt. Call	AA-	576,065

3,500	Middleton Township Board of Education, Monmouth County, New Jersey, Refunding School Bonds, 5.000%, 8/01/22 - FSA Insured	8/10 at 100.00	AAA	3,620,995

1,000	New Jersey, General Obligation Bonds, Series 1992D, 5.800%, 2/15/07	No Opt. Call	AA-	1,073,220

165	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Series 1992, 0.000%, 4/01/07	No Opt. Call	AA	155,247

250	Union City, Hudson County, New Jersey, General Obligation School Purpose Bonds, Series 1992, 6.375%, 11/01/10 - FSA Insured	No Opt. Call	AAA	293,740

1,000	Washington Township Board of Education, Gloucester County, New Jersey, General Obligation Bonds, Series 2004, 5.000%, 2/01/15 - MBIA Insured	2/13 at 100.00	Aaa	1,083,180

500	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004, 4.375%, 9/01/27 - AMBAC Insured	9/14 at 100.00	Aaa	477,745

	Tax Obligation/Limited - 27.0%

1,005	Burlington County, New Jersey, Bridge Commission Governmental Leasing Program Revenue Bonds, County Guaranteed, Series 2003, 5.000%, 8/15/15	8/13 at 100.00	AA	1,083,209

	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003:
1,000	5.000%, 12/01/20 - MBIA Insured	12/13 at 100.00	AAA	1,058,300
695	5.000%, 12/01/21 - MBIA Insured	12/13 at 100.00	AAA	732,328

1,550	Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Correctional Facilities Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured	10/13 at 100.00	Aaa	1,581,868

450	Essex County Improvement Authority, New Jersey, Guaranteed Pooled Revenue Bonds, Series 1992A, 6.500%, 12/01/12	12/04 at 100.00	Baa2	450,842

3,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%, 12/15/12 - FSA Insured	No Opt. Call	Aaa	3,303,720

	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2003A:
750	5.250%, 11/01/19 - FSA Insured	11/13 at 100.00	AAA	815,325
1,225	5.000%, 11/01/20 - FSA Insured	11/13 at 100.00	AAA	1,295,842
1,625	5.000%, 11/01/21 - FSA Insured	11/13 at 100.00	AAA	1,711,547

635	Little Ferry Board of Education, Bergen County, New Jersey, Certificates of Participation, Series 1994, 6.300%, 1/15/08	No Opt. Call	N/R	657,377

3,000	Middlesex County, New Jersey, Certificates of Participation, Series 2001, 5.000%, 8/01/22 - MBIA Insured	8/11 at 100.00	AAA	3,110,790

3,025	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund Revenue Bonds, Series 1999, 5.250%, 9/15/15	9/09 at 100.00	AAA	3,272,445

1,280	New Jersey Economic Development Authority, Lease Revenue Bonds, Bergen County Administration Complex, Series 1998, 4.750%, 11/15/26 - MBIA Insured	11/08 at 101.00	Aaa	1,283,597

2,600	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 - MBIA Insured	7/14 at 100.00	AAA	2,883,894

500	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2001A, 5.250%, 6/15/19 - AMBAC Insured	6/11 at 100.00	AAA	539,175

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2002C:
1,500	5.000%, 6/15/15 - MBIA Insured	6/12 at 100.00	AAA	1,611,450
1,750	5.000%, 6/15/20 - MBIA Insured	6/12 at 100.00	AAA	1,837,938

1,560	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%, 6/15/34	6/14 at 100.00	BBB	1,593,602

1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F, 5.250%, 6/15/21 - FGIC Insured	6/13 at 100.00	AAA	1,076,180

1,350	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2004G, 5.000%, 9/01/17 - MBIA Insured	9/13 at 100.00	AAA	1,445,189

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Bonds, Fund Issue, Series 2002A, 5.250%, 9/01/19 - AMBAC Insured	9/12 at 100.00	AAA	1,079,300

1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.250%, 12/15/13 - FGIC Insured	No Opt. Call	AAA	1,446,029

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
1,000	5.500%, 6/15/17	6/13 at 100.00	A+	1,098,120
1,000	5.500%, 6/15/18	6/13 at 100.00	A+	1,096,620

170	Puerto Rico Aqueduct and Sewerage Authority, Revenue Refunding Bonds, Series 1995, 5.000%, 7/01/15	7/06 at 101.50	A-	174,791

4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured	No Opt. Call	AAA	4,346,840

5,000	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 1998A, 5.000%, 6/15/28 (Alternative Minimum Tax)	6/08 at 102.00	AA+	5,022,450

	Transportation - 13.4%

2,150	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Bonds, Port District Project, Series 1998B, 5.000%, 1/01/26 - MBIA Insured	1/08 at 101.00	AAA	2,185,217

3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999, 5.750%, 1/01/22 - FSA Insured	1/10 at 100.00	AAA	3,863,895

3,400	New Jersey Turnpike Authority, Revenue Bonds, Residual Interest, Series 835, Series 2003A, 11.030%, 1/01/19 (IF) - FGIC Insured	7/13 at 100.00	Aaa	3,999,012

10	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A	11,972

375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 - MBIA Insured	1/14 at 100.00	AAA	403,740

1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninth Series 1997, 5.375%, 7/15/22	1/07 at 101.00	AA-	1,056,830

2,000	Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twelfth Series 1998, 5.250%, 12/01/13 (Alternative Minimum Tax)	6/05 at 101.00	AA-	2,045,900

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
2,125	6.250%, 12/01/08 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	2,354,734
1,000	7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	1,186,550
2,000	5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured	12/07 at 102.00	AAA	2,164,160
3,125	5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured	12/07 at 100.00	AAA	3,320,563

	U.S. Guaranteed *** - 8.4%

2,115	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	2,284,179

1,680	Lafayette Yard Community Development Corporation, Trenton, New Jersey, Revenue Bonds, Hotel and Conference Center Project, Series 2000, 6.000%, 4/01/29 (Pre-refunded to 4/01/10) - MBIA Insured	4/10 at 101.00	Aaa	1,932,538

2,645	Middletown Township Board of Education, Monmouth County, New Jersey, School Bonds, Series 1997, 5.800%, 8/01/21 (Pre-refunded to 8/01/07) - MBIA Insured	8/07 at 100.00	AAA	2,880,617

725	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Hospital, Series 1979A, 8.750%, 7/01/09	No Opt. Call	AAA	818,590

625	New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service Inc., Series 1995B, 6.125%, 5/15/15 (Pre-refunded to 5/15/05) - MBIA Insured	5/05 at 102.00	AAA	649,175

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
455	6.500%, 1/01/16	No Opt. Call	A***	546,887
5	6.500%, 1/01/16 - AMBAC Insured	No Opt. Call	AAA	6,010
105	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	126,205

615	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/30 (Pre-refunded to 7/01/11) - FSA Insured	7/11 at 100.00	AAA	686,525

3,900	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.375%, 10/01/24	10/10 at 101.00	AAA	4,221,165

	Utilities - 2.5%

525	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource Recovery System Revenue Bonds, Series 1991D, 7.250%, 12/01/10	12/04 at 100.00	B2	524,192

1,250	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12	No Opt. Call	Baa1	1,317,888

200	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07 (Alternative Minimum Tax)	No Opt. Call	N/R	206,658

790	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994S, 7.000%, 7/01/07	No Opt. Call	A-	876,576

1,500	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1995Z, 5.250%, 7/01/21	7/05 at 100.00	A-	1,519,200

	Water and Sewer - 2.8%

1,380	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Bonds, Series 2003A Refunding, 5.000%, 4/01/18 - XLCA Insured	4/13 at 100.00	Aaa	1,461,379

2,675	North Hudson Sewer Authority, New Jersey, Sewer Revenue Bonds, Series 1996, 5.125%, 8/01/22 - FGIC Insured	8/06 at 101.00	AAA	2,734,278

500	North Hudson Sewer Authority, New Jersey, Sewer Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 - FGIC Insured	8/12 at 100.00	Aaa	539,490

$157,725	Total Long-Term Investments (cost $159,700,525) - 98.2%			166,178,108

	Other Assets Less Liabilities - 1.8%			3,008,248

	Net Assets - 100%			169,186,356

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***    Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

	N/R Investment is not rated.

	(IF) Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2004, the cost of investments was $159,667,601.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004, were as follows:

Gross unrealized
Appreciation	$6,965,401
Depreciation	(454,894)

Net unrealized appreciation of investments	$6,510,507

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund

November 30, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Consumer Staples - 3.9%

$1,410	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$1,303,009

1,060	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20	7/10 at 101.00	BBB	1,065,660

	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2000:
250	6.000%, 6/01/15	6/10 at 101.00	BBB	252,138
1,015	6.150%, 6/01/25	6/10 at 101.00	BBB	1,004,515

1,230	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000, 5.800%, 6/01/23	6/10 at 101.00	BBB	1,256,002

1,210	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/11 at 101.00	BBB	1,132,161

1,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 1999A, 6.500%, 7/15/27	7/09 at 101.00	BBB-	1,538,100

675	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/12 at 100.00	BBB	625,725

2,750	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	BBB	2,790,040

2,500	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 1999, 6.750%, 7/15/29	7/10 at 101.00	BBB	2,554,500

	Education and Civic Organizations - 11.9%

2,000	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2000A, 5.750%, 10/01/30 - RAAI Insured	10/10 at 100.00	AA	2,125,340

1,705	Brookhaven Industrial Development Agency, New York, Revenue Bonds, Dowling College, Series 1993, 6.750%, 3/01/23	3/05 at 100.00	BBB-	1,703,875

1,000	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Jamestown Community College, Series 2000A, 6.500%, 7/01/30	7/10 at 102.00	Baa1	1,072,490

2,470	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College, Series 1992, 7.000%, 11/01/17	5/05 at 101.00	A3	2,503,691

700	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of American Folk Art, Series 2000, 6.000%, 7/01/22 - ACA Insured	7/10 at 101.00	A	748,734

1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art, Series 2001D, 5.125%, 7/01/31 - AMBAC Insured	7/12 at 100.00	AAA	1,022,010

1,685	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, American Council of Learned Societies, Series 2002, 5.250%, 7/01/27	7/12 at 100.00	A1	1,739,695

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, College of New Rochelle, Series 1995:
1,000	6.200%, 9/01/10	9/05 at 102.00	Baa2	1,038,550
1,000	6.300%, 9/01/15	9/05 at 102.00	Baa2	1,033,530

	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B:
1,250	5.250%, 7/01/31 (Mandatory put 7/01/13) - FGIC Insured	No Opt. Call	AAA	1,376,400
2,000	5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured	No Opt. Call	AAA	2,194,560

1,000	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1990C, 7.500%, 7/01/10	No Opt. Call	A2	1,138,420

1,500	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/07	No Opt. Call	AA-	1,621,110

1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993B, 5.250%, 5/15/19	5/14 at 100.00	AA-	1,106,030

1,850	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 - MBIA Insured	7/08 at 101.00	AAA	1,947,458

500	Dormitory Authority of the State of New York, Revenue Bonds, Upstate Community Colleges, Series 2000A, 5.750%, 7/01/29 - FSA Insured	7/10 at 101.00	AAA	550,965

1,750	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 1999B, 5.625%, 7/01/24	7/09 at 101.00	A+	1,856,540

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999, 6.000%, 7/01/24 - RAAI Insured	7/09 at 102.00	AA	1,396,288

2,700	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999, 6.250%, 7/01/29 - RAAI Insured	7/09 at 101.00	AA	2,925,639

1,335	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, 1999 Resolution, Series A-D, RITES, Series PA-781R, 13.464%, 5/15/16 (IF) - FSA Insured	5/10 at 101.00	AAA	1,992,167

685	Dormitory Authority of the State of New York, Insured Revenue Bonds, D’Youville College, Series 2001, 5.250%, 7/01/20 - RAAI Insured	7/11 at 102.00	AA	728,497

3,000	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara University, Series 2001A, 5.500%, 11/01/16 - RAAI Insured	11/11 at 101.00	AA	3,227,340

3,515	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Dowling College, Series 1994, 6.625%, 6/01/24	12/04 at 102.00	BBB-	3,465,860

1,000	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Dowling College, Series 1996, 6.700%, 12/01/20	12/06 at 102.00	BBB-	999,510

	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 1998A:
255	5.300%, 8/01/08	No Opt. Call	N/R	258,840
1,000	5.750%, 8/01/28	8/08 at 102.00	N/R	987,810

	Healthcare - 10.9%

2,550	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	2,707,743

2,180	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	Ba3	2,069,801

745	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31	7/12 at 100.00	Ba3	701,038

3,300	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Menorah Campus Inc., Series 1997, 5.950%, 2/01/17	2/07 at 102.00	AAA	3,486,483

430	Dormitory Authority of the State of New York, Revenue Bonds, Nyack Hospital, Series 1996, 6.000%, 7/01/06	7/06 at 102.00	Ba3	430,292

2,250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Rosalind and Joseph Gurwin Jewish Geriatric Center of Long Island, Series 1997, 5.700%, 2/01/37 - AMBAC Insured	2/07 at 102.00	AAA	2,419,605

3,300	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 - FSA Insured	8/14 at 100.00	AAA	3,633,168

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32	7/13 at 100.00	Baa1	1,025,390

1,500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23	7/13 at 100.00	Baa1	1,565,595

1,250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group, Series 2003, 5.375%, 5/01/23	5/13 at 100.00	A3	1,298,813

1,650	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group, Series 2000A, 6.500%, 7/01/25	7/10 at 101.00	Ba1	1,711,462

3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group, St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20	7/10 at 101.00	Baa1	3,303,450

2,400	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001, 5.500%, 7/01/30	7/11 at 101.00	Baa2	2,416,872

425	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, Hospital and Nursing Home Projects, Series 1992B, 6.200%, 8/15/22	2/05 at 100.00	AAA	435,995

950	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, Kenmore Mercy Hospital, Series 1995B, 6.100%, 2/15/15	2/05 at 102.00	AA	975,545

960	New York State Medical Care Facilities Finance Agency, Secured Mortgage Revenue Bonds, Brookdale Family Care Centers Inc., Series 1995A, 6.375%, 11/15/19	11/05 at 102.00	Aa1	1,011,715

1,020	New York State Medical Care Facilities Finance Agency, FHA-Insured Hospital and Nursing Home Mortgage Revenue Bonds, Series 1994A, 6.200%, 2/15/21	2/05 at 101.00	AA	1,043,246

2,350	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group, Series 2002C, 6.000%, 7/01/26	2/05 at 100.00	BBB-	2,354,277

1,725	Newark-Wayne Community Hospital, New York, Hospital Revenue Refunding and Improvement Bonds, Series 1993A, 7.600%, 9/01/15	3/05 at 101.00	N/R	1,703,576

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital, Series 2002C:
850	6.000%, 11/01/22	11/12 at 100.00	Baa1	900,711
1,220	5.875%, 11/01/32	11/12 at 100.00	Baa1	1,260,614

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/11 at 101.00	BB	1,016,090

	Housing/Multifamily - 4.7%

335	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	4/10 at 102.00	AAA	367,230

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001A:
2,000	5.500%, 11/01/31	5/11 at 101.00	AA	2,051,300
2,000	5.600%, 11/01/42	5/11 at 101.00	AA	2,051,480

2,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001C-2, 5.400%, 11/01/33 (Alternative Minimum Tax)	11/11 at 100.00	AA	2,023,720

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A:
910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	938,292
450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	458,064

2,040	New York State Housing Finance Agency, Housing Project Mortgage Revenue Refunding Bonds, Series 1996A, 6.125%, 11/01/20 - FSA Insured	5/06 at 102.00	AAA	2,147,692

	New York State Housing Finance Agency, FHA-Insured Mortgage Multifamily Housing Revenue Bonds, Series 1992A:
650	6.950%, 8/15/12	2/05 at 100.00	AA	663,488
230	7.000%, 8/15/22	2/05 at 100.00	AA	231,097

1,000	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001G, 5.400%, 8/15/33 (Alternative Minimum Tax)	8/11 at 100.00	Aa1	1,016,040

1,265	Tonawanda Housing Authority, New York, Housing Revenue Bonds, Kibler Senior Housing LP, Series 1999A, 7.750%, 9/01/31	9/09 at 103.00	N/R	1,159,600

3,030	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.400%, 8/20/32	8/11 at 102.00	Aaa	3,157,654

	Housing/Single Family - 1.4%

975	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative Minimum Tax)	10/09 at 100.00	Aa1	1,014,770

1,470	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 95, 5.625%, 4/01/22	4/10 at 100.00	Aa1	1,545,793

280	New York State Mortgage Agency, Mortgage Revenue Bonds, Twenty-Ninth Series, 5.450%, 4/01/31 (Alternative Minimum Tax)	10/10 at 100.00	Aaa	284,746

1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	Aaa	1,656,879

	Long-Term Care - 5.3%

1,320	East Rochester Housing Authority, New York, GNMA Secured Revenue Refunding Bonds, Genesee Valley Presbyterian Nursing Center Project, Series 2001, 5.200%, 12/20/24	12/11 at 101.00	Aaa	1,383,545

965	Nassau County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001B-1, 7.250%, 7/01/16	7/11 at 101.00	N/R	1,037,935

1,120	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19	7/10 at 102.00	N/R	1,204,683

2,000	Dormitory Authority of the State of New York, Revenue Bonds, Bishop Henry R. Hucles Nursing Home Inc., Series 1996, 6.000%, 7/01/24	7/06 at 102.00	Aa1	2,093,460

2,040	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing Home Corporation, Series 1996, 5.950%, 2/01/16	8/06 at 102.00	AAA	2,100,425

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home Association, Series 2000B, 6.375%, 7/01/29 - ACA Insured	7/10 at 102.00	A	1,087,810

1,500	Dormitory Authority of the State of New York, Revenue Bonds, Concord Nursing Home Inc., Series 2000, 6.500%, 7/01/29	7/10 at 101.00	Aa3	1,623,210

300	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Augustana Lutheran Home for the Aged Inc., Series 2001, 5.400%, 2/01/31 - MBIA Insured	2/12 at 101.00	AAA	312,828

1,520	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32	2/13 at 102.00	AAA	1,562,089

250	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001C-1, 7.250%, 7/01/16	7/11 at 101.00	N/R	268,895

5,000	Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, Loretto Rest Residential Healthcare Facility, Series 1997A, 5.800%, 8/01/37	2/08 at 102.00	AAA	5,392,200

	Materials - 0.3%

700	Essex County Industrial Development Agency, New York, Environmental Improvement Revenue Bonds, International Paper Company, Series 1999A, 6.450%, 11/15/23 (Alternative Minimum Tax)	11/09 at 101.00	BBB	753,536

	Tax Obligation/General - 4.2%

	New York City, New York, General Obligation Bonds, Fiscal Series 1996G:
890	5.750%, 2/01/17	2/06 at 101.50	A	929,347
925	5.750%, 2/01/20	2/06 at 101.50	A	966,440

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 - MBIA Insured	8/14 at 100.00	AAA	5,366,300

1,725	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	A	1,881,233

895	New York City, New York, General Obligation Bonds, Fiscal Series 1997D, 5.875%, 11/01/11	11/06 at 101.50	A	958,822

1,650	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A	1,788,914

950	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	1,007,618

	South Orangetown Central School District, Rockland County, New York, Serial General Obligation Bonds, Series 1990:
390	6.875%, 10/01/08	No Opt. Call	A1	445,801
390	6.875%, 10/01/09	No Opt. Call	A1	455,150

505	White Plains, New York, General Obligation Bonds, Series 2004A, 5.000%, 5/15/22	5/11 at 100.00	AA+	523,730

225	Yonkers, New York, General Obligation Bonds, School Issue, Series 1999C, 5.000%, 6/01/19 - FGIC Insured	6/09 at 101.00	AAA	238,610

	Tax Obligation/Limited - 25.0%

300	Albany Housing Authority, Albany, New York, Limited Obligation Bonds, Series 1995, 5.850%, 10/01/07	10/05 at 102.00	A3	312,966

1,500	Albany Parking Authority, New York, Revenue Refunding Bonds, Series 1992A, 0.000%, 11/01/17	No Opt. Call	Baa1	797,100

3,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/22	11/13 at 100.00	AAA	3,226,440

	Canton Human Services Initiative Inc., New York, Facility Revenue Bonds, Series 2001:
1,000	5.700%, 9/01/24	9/11 at 102.00	Baa2	1,060,180
1,260	5.750%, 9/01/32	9/11 at 102.00	Baa2	1,313,966

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,825	5.750%, 7/01/18	No Opt. Call	AA-	2,098,129
4,400	5.125%, 1/01/29	7/12 at 100.00	AA-	4,463,316

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
4,400	5.250%, 11/15/25 - FSA Insured	11/12 at 100.00	AAA	4,653,880
2,000	5.000%, 11/15/30	11/12 at 100.00	AA-	2,011,040

1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	1,713,802

1,915	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest Certificates, Series 319, 13.810%, 11/01/17 (IF)	5/10 at 101.00	Aa3	2,649,154

2,665	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23	2/13 at 100.00	AA+	2,757,849

35	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 1997A, 5.750%, 8/15/22 - MBIA Insured	2/07 at 102.00	AAA	37,928

1,495	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 1997B, 5.625%, 2/15/21	2/07 at 102.00	AA-	1,598,798

1,180	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA-	1,239,413

1,000	New York State Housing Finance Agency, Revenue Refunding Bonds, New York City Health Facilities, Series 1996A, 6.000%, 11/01/08	5/06 at 101.50	A+	1,057,340

3,125	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured	No Opt. Call	AAA	3,491,656

10	New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, Series 1995A, 6.375%, 9/15/15	9/05 at 102.00	AA-	10,480

110	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 1991A, 6.875%, 3/15/06	3/05 at 100.00	BBB+	112,431

1,200	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series 2003A, 5.375%, 3/15/22	3/13 at 100.00	AA	1,291,260

3,335	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Residual Interest Certificates, Series 368, 13.420%, 4/01/16 (IF) - FGIC Insured	4/10 at 101.00	Aaa	4,594,396

1,535	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%, 4/01/18 - FSA Insured	4/12 at 100.00	AAA	1,652,320

1,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2003A, 5.250%, 4/01/23 - MBIA Insured	4/13 at 100.00	AAA	1,598,310

2,170	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004, 5.000%, 4/01/20 - MBIA Insured	4/14 at 100.00	AAA	2,303,672

1,000	New York State Urban Development Corporation, Special Project Revenue Refunding Bonds, Onondaga County Convention Center, Series 1995, 6.250%, 1/01/20	1/06 at 102.00	AA-	1,056,860

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002A:
1,500	5.375%, 3/15/18	3/12 at 100.00	AA	1,619,880
3,500	5.125%, 3/15/27	3/12 at 100.00	AA	3,578,750

2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.000%, 3/15/33	3/13 at 100.00	AA	2,012,680

3,500	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)	No Opt. Call	AA-	3,855,425

2,000	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 1998, 5.375%, 6/15/28 - MBIA Insured	6/08 at 101.00	AAA	2,095,900

1,420	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2000, 6.625%, 6/15/28	6/09 at 101.00	BBB-	1,523,433

1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.750%, 7/01/19 - MBIA Insured	7/10 at 101.00	AAA	1,131,530

	New York City Sales Tax Asset Receivable Corporation, New York, Local Government Assistance Corporation Dedicated Revenue Bonds, Series 2004A:
2,900	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	3,006,227
1,930	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	1,985,217

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
2,255	5.250%, 6/01/21 - AMBAC Insured	6/13 at 100.00	AAA	2,399,613
4,945	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	5,251,293

2,500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA-	2,705,300

1,105	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA-	1,237,832

	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
880	5.250%, 7/01/23	1/08 at 100.00	A3	930,063
750	5.250%, 7/01/24	1/08 at 100.00	A3	787,200

1,250	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.500%, 10/01/24	10/10 at 101.00	BBB	1,438,238

	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties - Yonkers Inc. Project, Series 2001A:
1,000	6.250%, 2/01/16	2/11 at 100.00	BBB-	1,087,400
1,960	6.625%, 2/01/26	2/11 at 100.00	BBB-	2,100,806

	Transportation - 5.4%

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
1,500	5.500%, 11/15/19 - AMBAC Insured	11/12 at 100.00	AAA	1,662,390
1,000	5.125%, 11/15/22 - FGIC Insured	11/12 at 100.00	AAA	1,055,430

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 - FGIC Insured	No Opt. Call	AAA	1,650,900

500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/08 at 102.00	Ba2	383,165

1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured	4/09 at 101.00	AAA	1,035,330

1,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured	12/07 at 100.00	AAA	1,593,870

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/06 at 102.00	CCC	175,458

1,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/19	1/12 at 100.00	AA-	1,574,250

5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, ROLS II-R, Series 194, 12.176%, 11/15/19 (IF)	11/12 at 100.00	AA-	6,202,100

	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 - MBIA Insured	No Opt. Call	AAA	900,494
2,300	5.250%, 11/15/22 - MBIA Insured	11/12 at 100.00	AAA	2,454,675

	U.S. Guaranteed *** - 10.7%

2,000	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 - AMBAC Insured	7/07 at 102.00	AAA	2,157,880

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
1,000	5.250%, 4/01/23 (Pre-refunded to 10/01/14) - FSA Insured	10/14 at 100.00	AAA	1,130,740
2,000	5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured	10/14 at 100.00	AAA	2,220,480

1,000	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2000A, 5.750%, 11/15/16 (Pre-refunded to 11/15/10) - MBIA Insured	11/10 at 100.00	AAA	1,144,610

	New York City, New York, General Obligation Bonds, Fiscal Series 1996G:
1,110	5.750%, 2/01/17 (Pre-refunded to 2/01/06)	2/06 at 101.50	A***	1,172,304
1,575	5.750%, 2/01/20 (Pre-refunded to 2/01/06)	2/06 at 101.50	A***	1,663,405

855	New York City, New York, General Obligation Bonds, Fiscal Series 1997D, 5.875%, 11/01/11 (Pre-refunded to 11/01/06)	11/06 at 101.50	A***	925,803

1,700	New York City Transit Authority, New York, Metropolitan Transportation Authority, Triborough Bridge and Tunnel Authority, Certificates of Participation, Series 2000A, 5.875%, 1/01/30 (Pre-refunded to 1/01/10) - AMBAC Insured	1/10 at 101.00	AAA	1,945,259

220	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities, Series 1991A, 9.500%, 4/15/14	4/05 at 114.14	Baa1***	311,914

1,500	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health - Roswell Park Cancer Center, Series 1995, 6.625%, 7/01/24 (Pre-refunded to 7/01/05)	7/05 at 102.00	AAA	1,569,975

965	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 1997A, 5.750%, 8/15/22 (Pre-refunded to 2/15/07) - MBIA Insured	2/07 at 102.00	AAA	1,054,600

1,005	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 1997B, 5.625%, 2/15/21 (Pre-refunded to 2/15/07)	2/07 at 102.00	AA-***	1,095,621

	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, 1999 Resolution, Series A-D, RITES, Series PA-781R:
835	13.464%, 5/15/14 (IF) (Pre-refunded to 5/15/10) - FSA Insured	5/10 at 101.00	AAA	1,195,954
500	13.464%, 5/15/16 (IF) (Pre-refunded to 5/15/10) - FSA Insured	5/10 at 101.00	AAA	716,140
670	13.464%, 5/15/17 (IF) (Pre-refunded to 5/15/10) - FSA Insured	5/10 at 101.00	AAA	959,628

200	New York State Housing Finance Agency, Construction Fund Bonds, State University, Series 1986A, 8.000%, 5/01/11	No Opt. Call	AAA	241,904

	New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, Series 1995A:
1,785	6.375%, 9/15/15 (Pre-refunded to 9/15/07)	9/07 at 100.00	AAA	1,974,799
205	6.375%, 9/15/15 (Pre-refunded to 9/15/05)	9/05 at 102.00	AA-***	215,943

5,745	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, DRIVERS, Series 145, 13.363%, 10/01/08 (IF) - AMBAC Insured	No Opt. Call	AAA	8,189,383

3,000	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2001, 5.250%, 4/01/17 (Pre-refunded to 4/01/11)	4/11 at 100.00	AA-***	3,334,590

3,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30 (Pre-refunded to 1/01/22)	1/22 at 100.00	AAA	3,426,870

	Utilities - 10.0%

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
3,000	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	3,185,850
1,000	5.250%, 12/01/26	6/08 at 101.00	A-	1,019,840
1,000	5.250%, 12/01/26 - AMBAC Insured	6/08 at 101.00	AAA	1,048,850
1,500	5.250%, 12/01/26 - MBIA Insured	6/08 at 101.00	AAA	1,573,275

2,350	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A, 0.000%, 6/01/20 - FSA Insured	No Opt. Call	AAA	1,158,456

2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.375%, 9/01/25	9/11 at 100.00	A-	2,082,460

1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000L, 5.375%, 5/01/33	5/11 at 100.00	A-	1,029,460

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 - CIFG Insured	9/13 at 100.00	AAA	5,344,900

3,950	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)	10/08 at 102.00	BBB-	3,617,370

2,435	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 1987A, 6.150%, 7/01/26 (Alternative Minimum Tax) - MBIA Insured	7/05 at 102.00	AAA	2,533,812

1,545	New York State Energy Research and Development Authority, Facilities Revenue Refunding Bonds, Consolidated Edison Company Inc., Series 1995A, 6.100%, 8/15/20 - AMBAC Insured	7/05 at 102.00	AAA	1,611,543

3,000	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	3,061,860

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Alternative Minimum Tax) (Mandatory put 11/15/12)	11/11 at 101.00	Baa1	1,616,265

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
1,800	5.300%, 1/01/13 (Alternative Minimum Tax)	1/09 at 101.00	N/R	1,750,932
4,000	5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	3,802,000

	Water and Sewer - 4.6%

	Monroe County Water Authority, New York, Water System Revenue Bonds, Series 2001:
850	5.150%, 8/01/22	8/11 at 101.00	AA	894,744
2,250	5.250%, 8/01/36	8/11 at 101.00	AA	2,315,925

275	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured	6/09 at 101.00	AAA	293,961

3,015	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2001A, 5.500%, 6/15/33	6/10 at 101.00	AA+	3,193,609

1,295	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 1996B, 5.750%, 6/15/26 - MBIA Insured	6/06 at 101.00	AAA	1,371,094

2,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2003A, 5.375%, 6/15/19	6/12 at 100.00	AA+	2,414,301

4,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/18	11/12 at 100.00	AAA	4,342,120

1,000	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2003A, 5.500%, 7/15/24 - MBIA Insured	7/06 at 100.00	AAA	1,043,930

$317.085	Total Long-Term Investments (cost $319,937,699) - 98.3%			337,397,000

	Short-Term Investments - 0.5%

1,500	New York City, New York, General Obligation Bonds, Variable Rate Demand Obligations, Fiscal Series 2002A-7, 1.630%, 11/01/24 - AMBAC Insured †		A-1+	1,500,000

350	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 1.580%, 12/01/15 - MBIA Insured †		A-1	350,000

$1,850	Total Short-Term Investments (cost $1,850,000)			1,850,000

	Total Investments (cost $321,787,699) - 98.8%			339,247,000

	Other Assets Less Liabilities - 1.2%			4,158,152

	Net Assets - 100%			$343,405,152

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2004, the cost of investments was $321,547,072.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004, were as follows:

Gross unrealized:
Appreciation	$19,252,257
Depreciation	(1,552,329)

Net unrealized appreciation of investments	$17,699,928

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund

November 30, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Education and Civic Organizations - 9.8%

$1,000	Allegany County Industrial Development Agency, New York, Revenue Bonds, Alfred University, Series 1998, 5.000%, 8/01/28 - MBIA Insured	8/08 at 102.00	Aaa	$1,011,740

3,095	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University of Buffalo Project, Series 2000A, 5.750%, 8/01/30 - AMBAC Insured	8/10 at 102.00	AAA	3,407,781

1,110	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 - AMBAC Insured	8/12 at 101.00	AAA	1,162,803

1,750	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History, Series 1997A, 5.650%, 4/01/27 - MBIA Insured	4/07 at 101.00	AAA	1,869,297

1,145	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Anti-Defamation League Foundation, Series 1997A, 5.600%, 6/01/17 - MBIA Insured	6/07 at 102.00	Aaa	1,249,035

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured	No Opt. Call	AAA	1,097,280

4,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/13 - MBIA Insured	No Opt. Call	AAA	4,615,840

2,925	Dormitory Authority of the State of New York, Insured Revenue Bonds, Siena College, Series 1997, 5.750%, 7/01/26 - MBIA Insured	7/07 at 102.00	AAA	3,182,400

3,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Ithaca College, Series 1998, 5.000%, 7/01/21 - AMBAC Insured	7/08 at 101.00	Aaa	3,158,040

3,250	Dormitory Authority of the State of New York, Revenue Bonds, Upstate Community Colleges, Series 2000A, 5.750%, 7/01/29 - FSA Insured	7/10 at 101.00	AAA	3,581,273

5,280	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2000A, 0.000%, 7/01/25 - MBIA Insured	7/10 at 101.00	AAA	4,072,781

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2000, 6.000%, 7/01/29 - MBIA Insured	7/10 at 101.00	AAA	1,130,900

1,000	Dormitory Authority of the State of New York, Fourth General Resolution Consolidated Revenue Bonds, City University System, Series 2000A, 5.125%, 7/01/22 - FGIC Insured	7/10 at 100.00	AAA	1,061,340

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000, 5.250%, 7/01/30 - MBIA Insured	7/11 at 101.00	AAA	1,043,010

1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 - AMBAC Insured	No Opt. Call	AAA	1,130,020

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/30 - AMBAC Insured	7/11 at 100.00	AAA	1,010,860

1,490	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 2002, 5.000%, 7/01/21 - FGIC Insured	7/12 at 100.00	AAA	1,561,267

	Healthcare - 16.5%

	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
2,000	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	2,132,240
1,750	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	1,858,255

6,510	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, St. Vincent’s Hospital and Medical Center, Series 1995, 5.800%, 8/01/25 - AMBAC Insured	8/05 at 102.00	AAA	6,782,378

3,305	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 - AMBAC Insured	2/05 at 105.00	AAA	3,476,695

3,730	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Maimonides Medical Center, Series 1996A, 5.750%, 8/01/24 - MBIA Insured	2/06 at 102.00	AAA	3,928,921

2,500	Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds, Southside Hospital, Series 1998, 5.000%, 2/15/25 - MBIA Insured	2/08 at 101.50	AAA	2,559,850

4,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Refunding Bonds, United Health Services, Series 1997, 5.375%, 8/01/27 - AMBAC Insured	2/08 at 102.00	AAA	4,226,640

6,115	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured	2/08 at 101.00	AAA	6,026,944

3,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System Obligated Group, Series 1998, 5.000%, 11/01/23 - MBIA Insured	11/08 at 101.00	AAA	3,083,340

1,660	Dormitory Authority of the State of New York, FHA Insured Mortgage Revenue Bonds, Montefiore Hospital Project, Series 2004, 5.000%, 8/01/29 (WI, settling 12/15/04) - FGIC Insured	2/15 at 100.00	AAA	1,672,400

2,470	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 - FSA Insured	8/14 at 100.00	AAA	2,719,371

2,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 - MBIA Insured	7/13 at 100.00	AAA	2,098,820

2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured	8/09 at 101.00	AAA	2,081,920

3,125	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group - St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%, 7/01/22 - MBIA Insured	7/09 at 101.00	AAA	3,408,844

2,260	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of Long Island Obligated Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/29 - MBIA Insured	7/09 at 101.00	AAA	2,404,075

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New Island Hospital, Series 1999A, 5.750%, 7/01/19 - AMBAC Insured	7/09 at 101.00	AAA	1,075,520

5,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 - AMBAC Insured	7/11 at 101.00	AAA	5,219,300

2,890	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, Montefiore Medical Center, Series 1995A, 5.750%, 2/15/15 - AMBAC Insured	2/05 at 102.00	AAA	2,967,510

1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 - AMBAC Insured	8/12 at 100.00	AAA	1,992,245

	Housing/Multifamily - 4.0%

4,104	New York City Housing Development Corporation, New York, Limited Obligation Multifamily Housing Revenue Bonds, Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 - AMBAC Insured	12/04 at 105.00	AAA	4,316,949

	New York State Housing Finance Agency, Housing Project Mortgage Revenue Refunding Bonds, Series 1996A:
5,005	6.100%, 11/01/15 - FSA Insured	5/06 at 102.00	AAA	5,265,811
4,525	6.125%, 11/01/20 - FSA Insured	5/06 at 102.00	AAA	4,763,875

	Long-Term Care - 3.2%

4,250	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John’s Meadows Project, Series 1997A, 5.700%, 8/01/27 - MBIA Insured	8/07 at 102.00	AAA	4,617,923

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, United Cerebral Palsy Association of Westchester County Inc., Series 1992, 6.200%, 7/01/12 - MBIA Insured	1/05 at 100.00	AAA	1,024,600

2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Augustana Lutheran Home for the Aged Inc., Series 2000A, 5.500%, 8/01/38 - MBIA Insured	8/10 at 101.00	AAA	2,120,280

3,665	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 - MBIA Insured	8/11 at 101.00	AAA	3,751,018

	Tax Obligation/General - 12.5%

	Camden Central School District, Oneida County, New York, General Obligation Bonds, Series 1991:
600	7.100%, 6/15/08 - AMBAC Insured	No Opt. Call	AAA	692,520
600	7.100%, 6/15/09 - AMBAC Insured	No Opt. Call	AAA	708,714
275	7.100%, 6/15/10 - AMBAC Insured	No Opt. Call	AAA	330,905

	Erie County, New York, General Obligation Bonds, Series 2003A:
1,000	5.250%, 3/15/15 - FGIC Insured	3/13 at 100.00	Aaa	1,097,400
1,000	5.250%, 3/15/16 - FGIC Insured	3/13 at 100.00	Aaa	1,090,730
1,000	5.250%, 3/15/17 - FGIC Insured	3/13 at 100.00	Aaa	1,087,040
1,000	5.250%, 3/15/18 - FGIC Insured	3/13 at 100.00	Aaa	1,084,840

500	Greece Central School District, Monroe County, New York, General Obligation Bonds, School District Bonds, Series 1992, 6.000%, 6/15/09 - FGIC Insured	No Opt. Call	AAA	567,760

	Saratoga County, Half Moon, New York, Public Improvement Bonds, Series 1991:
385	6.500%, 6/01/09 - AMBAC Insured	No Opt. Call	AAA	445,718
395	6.500%, 6/01/10 - AMBAC Insured	No Opt. Call	AAA	464,603
395	6.500%, 6/01/11 - AMBAC Insured	No Opt. Call	AAA	470,927

2,295	Harborsfield Central School District, Suffolk County, New York, General Obligation Bonds, Series 2001, 5.000%, 6/01/19 - FSA Insured	6/11 at 100.00	Aaa	2,436,602

475	Middle County Central School District at Centereach, Brookhaven, Suffolk County, New York, General Obligation Bonds, Series 1991A, 6.900%, 12/15/08 - AMBAC Insured	No Opt. Call	AAA	549,632

2,250	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%, 3/01/16 - FGIC Insured	3/12 at 100.00	AAA	2,396,858

2,000	Monroe Woodbury Central School District, Orange County, New York, General Obligation Bonds, Series 2004A, 4.250%, 5/15/22 - FGIC Insured	5/14 at 100.00	AAA	1,969,660

	Mount Sinai Union Free School District, Suffolk County, New York, General Obligaiton Refunding Bonds, Series 1992:
500	6.200%, 2/15/15 - AMBAC Insured	No Opt. Call	AAA	597,865
1,035	6.200%, 2/15/16 - AMBAC Insured	No Opt. Call	AAA	1,244,080

1,000	Nassau County, New York, General Obligation Improvement Bonds, Series 1999B, 5.250%, 6/01/23 - AMBAC Insured	6/09 at 102.00	AAA	1,076,070

60	New York City, New York, General Obligation Bonds, Fiscal Series 1992C, 6.250%, 8/01/10 - FSA Insured	2/05 at 100.00	AAA	60,206

	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
3,000	5.250%, 8/01/15 - MBIA Insured	8/10 at 101.00	AAA	3,272,460
2,000	5.000%, 8/01/16 - FGIC Insured	8/10 at 101.00	AAA	2,143,240

2,460	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.250%, 11/01/15 - MBIA Insured	11/11 at 101.00	AAA	2,672,987

4,250	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 - MBIA Insured	8/14 at 100.00	AAA	4,561,355

3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/12 - FSA Insured	No Opt. Call	AAA	3,341,340

	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,100	5.000%, 11/01/13 - FSA Insured	No Opt. Call	AAA	1,204,093
2,030	5.000%, 11/01/14 - FSA Insured	No Opt. Call	AAA	2,220,922

1,505	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1992B, 6.400%, 4/01/14 - FGIC Insured	No Opt. Call	AAA	1,815,045

	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/13 - AMBAC Insured	No Opt. Call	AAA	1,168,666
960	6.700%, 2/15/14 - AMBAC Insured	No Opt. Call	AAA	1,177,978
960	6.700%, 2/15/15 - AMBAC Insured	No Opt. Call	AAA	1,186,061

	Rondout Valley Central School District, Ulster County, New York, General Obligation Bonds, Series 1991:
550	6.850%, 6/15/08 - FGIC Insured	No Opt. Call	AAA	627,033
550	6.850%, 6/15/09 - FGIC Insured	No Opt. Call	AAA	641,713
550	6.850%, 6/15/10 - FGIC Insured	No Opt. Call	AAA	652,020

	Tax Obligation/Limited - 22.6%

1,000	Erie County Industrial Development Authority, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2003, 5.750%, 5/01/19 - FSA Insured	5/12 at 100.00	AAA	1,131,780

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
2,000	5.500%, 1/01/20 - MBIA Insured	7/12 at 100.00	AAA	2,208,460
1,350	5.000%, 7/01/25 - FGIC Insured	7/12 at 100.00	AAA	1,387,247

5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured	11/12 at 100.00	AAA	5,288,500

1,700	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.000%, 5/01/30 - MBIA Insured	11/11 at 101.00	AAA	1,718,207

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C:
2,000	5.250%, 8/01/20 - AMBAC Insured	8/12 at 100.00	AAA	2,138,380
1,700	5.250%, 8/01/22 - AMBAC Insured	8/12 at 100.00	AAA	1,807,304

2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 - MBIA Insured	2/13 at 100.00	AAA	2,086,360

1,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 - MBIA Insured	2/13 at 100.00	AAA	1,418,538

1,000	Dormitory Authority of the State of New York, Wayne-Finger Lakes, Lease Revenue Bonds, Board of Cooperative Education Services, Series 2004, 5.000%, 8/15/23 - FSA Insured	8/14 at 100.00	AAA	1,037,720

3,750	Dormitory Authority of the State of New York, Court Facilities Lease Revenue Bonds, Series 1999, 5.750%, 5/15/30 - AMBAC Insured	5/10 at 101.00	AAA	4,127,550

2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 - FGIC Insured	7/14 at 100.00	AAA	2,557,829

325	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2000D, 5.250%, 8/15/30 - FSA Insured	8/10 at 100.00	AAA	337,477

245	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 1999D, 5.250%, 2/15/29 - FSA Insured	8/09 at 101.00	AAA	253,381

2,000	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured	No Opt. Call	AAA	2,234,660

	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 2001A:
1,185	5.250%, 5/15/25 - AMBAC Insured	5/11 at 100.00	AAA	1,252,178
1,250	5.250%, 5/15/26 - AMBAC Insured	5/11 at 100.00	AAA	1,314,238

1,500	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series 2003A, 5.000%, 3/15/32 - FGIC Insured	3/13 at 100.00	AAA	1,517,655

	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D:
6,275	5.250%, 10/01/23 - MBIA Insured	10/12 at 100.00	AAA	6,665,493
875	5.000%, 10/01/30 - MBIA Insured	10/12 at 100.00	AAA	885,973

2,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%, 4/01/20 - AMBAC Insured	4/12 at 100.00	AAA	2,100,660

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A:
2,000	5.250%, 4/01/18 - FSA Insured	4/12 at 100.00	AAA	2,152,860
1,000	5.250%, 4/01/19 - FSA Insured	4/12 at 100.00	AAA	1,073,150

1,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2003A, 5.250%, 4/01/23 - MBIA Insured	4/13 at 100.00	AAA	1,598,310

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004:
1,000	5.000%, 4/01/20 - MBIA Insured	4/14 at 100.00	AAA	1,061,600
1,000	5.000%, 4/01/23 - MBIA Insured	4/14 at 100.00	AAA	1,045,080

1,900	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2004B, 5.250%, 4/01/12 - AMBAC Insured	No Opt. Call	AAA	2,119,260

1,200	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 - AMBAC Insured	9/14 at 100.00	AAA	1,249,428

4,000	New York State Urban Development Corporation, Revenue Bonds, Sports Facility Assistance Program, Series 1996A, 5.500%, 4/01/19 - MBIA Insured	4/06 at 102.00	AAA	4,238,600

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1:
1,000	5.500%, 3/15/20 - FGIC Insured	3/13 at 100.00	AAA	1,105,280
1,500	5.500%, 3/15/21 - FGIC Insured	3/13 at 100.00	AAA	1,650,240

	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E:
1,525	5.500%, 7/01/14 - FSA Insured	No Opt. Call	AAA	1,752,088
4,000	5.500%, 7/01/18 - FSA Insured	No Opt. Call	AAA	4,612,680

	New York City Sales Tax Asset Receivable Corporation, New York, Local Government Assistance Corporation Dedicated Revenue Bonds, Series 2004A:
1,670	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,731,172
1,225	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	1,260,047
1,520	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	1,547,801

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
3,900	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	4,184,505
5,400	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	5,734,476

	Transportation - 11.0%

2,500	Albany County Airport Authority, New York, Airport Revenue Bonds, Series 1997, 5.500%, 12/15/19 (Alternative Minimum Tax) - FSA Insured	12/07 at 102.00	AAA	2,682,375

3,000	Buffalo and Fort Erie Public Bridge Authority, New York, Revenue Bonds, Series 1995, 5.750%, 1/01/25 - MBIA Insured	1/05 at 101.00	AAA	3,037,980

4,250	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A, 5.500%, 11/15/18 - AMBAC Insured	11/12 at 100.00	AAA	4,725,745

3,450	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2002E and DRIVERS Series 267, 12.614%, 11/15/18 (IF) - MBIA Insured	11/12 at 100.00	AAA	4,194,924

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 - FGIC Insured	No Opt. Call	AAA	1,650,900

	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1998:
1,000	5.000%, 4/01/18 (Alternative Minimum Tax) - FGIC Insured	4/08 at 101.00	AAA	1,023,660
1,500	5.000%, 4/01/28 (Alternative Minimum Tax) - FGIC Insured	4/08 at 101.00	AAA	1,500,450

3,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured	4/09 at 101.00	AAA	3,105,990

4,000	Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twentieth Series 2000, 5.750%, 10/15/26 (Alternative Minimum Tax) - MBIA Insured	10/07 at 101.00	AAA	4,285,280

3,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured	12/07 at 100.00	AAA	3,187,740

2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/19 - FGIC Insured	1/12 at 100.00	AAA	2,677,550

	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 - MBIA Insured	No Opt. Call	AAA	900,494
2,300	5.250%, 11/15/22 - MBIA Insured	11/12 at 100.00	AAA	2,454,675

3,535	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, DRIVERS, Series 342, 11.823%, 11/15/20 (IF) - AMBAC Insured	11/13 at 100.00	AAA	4,406,590

	U.S. Guaranteed *** - 13.5%

1,000	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 - AMBAC Insured	12/09 at 100.00	AAA	1,196,490

3,040	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.125%, 7/01/24 - AMBAC Insured	7/07 at 102.00	AAA	3,260,491

3,500	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997E, 5.000%, 7/01/21 (Pre-refunded to 7/01/13) - AMBAC Insured	7/13 at 100.00	AAA	3,884,965

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A:
2,865	4.500%, 4/01/18 (Pre-refunded to 10/01/15) - FGIC Insured	10/15 at 100.00	AAA	3,056,096
1,800	4.750%, 4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured	10/15 at 100.00	AAA	1,956,474

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
1,000	5.000%, 4/01/17 (Pre-refunded to 10/01/14) - FSA Insured	10/14 at 100.00	AAA	1,110,240
500	5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured	10/14 at 100.00	AAA	555,120

2,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2000A, 6.000%, 4/01/30 (Pre-refunded to 4/01/10) - FGIC Insured	4/10 at 100.00	AAA	2,290,020

1,125	Nassau County, New York, General Obligation Improvement Bonds, Series 2000E, 6.000%, 3/01/20 (Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	1,274,501

	New York City, New York, General Obligation Bonds, Fiscal Series 1990B:
1,300	7.000%, 10/01/15 (Pre-refunded to 4/01/05) - FSA Insured	4/05 at 100.00	AAA	1,321,710
2,000	7.000%, 10/01/16 (Pre-refunded to 4/01/05) - MBIA Insured	4/05 at 100.00	AAA	2,033,400
1,025	7.000%, 10/01/17 (Pre-refunded to 4/01/05) - FSA Insured	4/05 at 100.00	AAA	1,042,118
310	7.000%, 10/01/18 (Pre-refunded to 4/01/05) - FSA Insured	4/05 at 100.00	AAA	315,177

4,625	New York City Transit Authority, New York, Metropolitan Transportation Authority, Triborough Bridge and Tunnel Authority, Certificates of Participation, Series 2000A, 5.875%, 1/01/30 (Pre-refunded to 1/01/10) - AMBAC Insured	1/10 at 101.00	AAA	5,292,249

3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2000B, 6.000%, 11/15/24 (Pre-refunded to 5/15/10) - FGIC Insured	5/10 at 101.00	AAA	3,468,090

2,675	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2000D, 5.250%, 8/15/30 (Pre-refunded to 5/15/10) - FSA Insured	5/10 at 100.00	AAA	2,966,254

3,155	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 1999D, 5.250%, 2/15/29 (Pre-refunded to 8/15/09) - FSA Insured	8/09 at 101.00	AAA	3,507,981

	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 2002A:
2,225	5.125%, 5/15/21 (Pre-refunded to 5/15/12) - FGIC Insured	5/12 at 101.00	AAA	2,497,162
1,000	5.000%, 5/15/27 (Pre-refunded to 5/15/12) - FGIC Insured	5/12 at 101.00	AAA	1,114,140

5,000	New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue Bonds, Series 1999C, 6.000%, 1/01/29 (Pre-refunded to 1/01/09) - AMBAC Insured	1/09 at 101.00	AAA	5,671,700

800	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded to 7/01/10) - MBIA Insured	7/10 at 100.00	AAA	905,104

	Utilities - 5.6%

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
6,000	0.000%, 12/01/19 - FSA Insured	No Opt. Call	AAA	3,066,240
4,035	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	4,284,968
1,000	5.750%, 12/01/24 - FSA Insured	6/08 at 101.00	AAA	1,096,650
3,380	5.250%, 12/01/26 - AMBAC Insured	6/08 at 101.00	AAA	3,545,113
555	5.250%, 12/01/26 - MBIA Insured	6/08 at 101.00	AAA	582,112

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,000	0.000%, 6/01/24 - FSA Insured	No Opt. Call	AAA	784,740
2,000	0.000%, 6/01/25 - FSA Insured	No Opt. Call	AAA	736,100

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A:
1,500	5.000%, 9/01/27 - FSA Insured	9/11 at 100.00	AAA	1,522,635
1,500	5.250%, 9/01/28 - FSA Insured	9/11 at 100.00	AAA	1,566,284

1,000	New York State Energy Research and Development Authority, Electric Facilities Revenue Bonds, Long Island Lighting Company, Series 1995A, 5.300%, 8/01/25 (Alternative Minimum Tax) - MBIA Insured	3/09 at 102.00	AAA	1,031,500

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 1987A, 6.150%, 7/01/26 (Alternative Minimum Tax) - MBIA Insured	7/05 at 102.00	AAA	2,081,160

	Water and Sewer - 1.8%

2,955	Buffalo, New York, Municipal Water Finance Authority, Water System Revenue Bonds, Series 1998A, 5.000%, 7/01/28 - FGIC Insured	7/08 at 101.00	AAA	3,002,930

3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2002A, 5.250%, 6/15/33 - FGIC Insured	6/11 at 100.00	AAA	3,121,380

405	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2000B, 6.000%, 6/15/33 - MBIA Insured	6/10 at 101.00	AAA	461,990

65	New York State Environmental Facilities Corporation, State Water Pollution Control Revolving Fund Pooled Revenue Bonds, Series 1990C, 7.200%, 3/15/11 - MBIA Insured	3/05 at 100.00	AAA	65,271

$344,349	Total Long-Term Investments (cost $340,436,970) - 100.5%			363,067,509

	Other Assets Less Liabilities - (0.5)%			(1,745,573)

	Net Assets - 100%			$361,321,936

	All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
(WI)	Security purchased on a when-issued basis.
(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2004, the cost of investments was $340,349,192.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004, were as follows:

Gross unrealized:
Appreciation	$23,249,334
Depreciation	(531,017)

Net unrealized appreciation of investments	$22,718,317

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multistate Trust II

By (Signature and Title)*	/s/ Jessica R. Droeger—Vice President and Secretary

Date	January 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman, Chief Administrative Officer (Principal Executive Officer)

Date	January 28, 2005

By (Signature and Title)*	/s/ Stephen D. Foy, Vice President and Controller (Principal Financial Officer)

Date	January 28, 2005